UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: March 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY
MUNICIPAL
MONEY MARKET FUND, INC.

ANNUAL REPORT | MARCH 31, 2005

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Given the strength of the economy and surging energy prices, the Federal Reserve Board (“Fed”)[i] raised the federal funds rateii target seven times during the fiscal year in an attempt to ward off inflation.

Because bond prices decline when interest rates rise, this is generally troublesome for longer-term fixed-income securities. However, this market environment can be a positive for short-term instruments such as money market securities. Rising rates result in higher levels of income offered by new short-term securities. Throughout the one-year period, money market yields rose as these securities closely tracked the rising federal funds target rate.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

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Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 18, 2005

2 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

MANAGER OVERVIEW

Market Review

The U.S. economy was surprisingly resilient during the one year period ended March 31, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)iii growth was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. On April 28, after the reporting period ended, the first quarter 2005 GDP growth estimate came in at 3.1%.

Given the overall strength of the economy, the Fed moved to raise interest rates to head off inflation. As expected, the Fed increased its target for the federal funds rate by 0.25% to 1.25% on June 30, 2004 — the first rate hike in four years. The Fed again raised rates in 0.25% increments during its next six meetings,

JOSEPH P. DEANE Vice President and Investment Officer	JULIE P. CALLAHAN, CFA Vice President and Investment Officer

bringing the target for the federal funds rate from
1.00% to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

For much of the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this changed late in the period, coinciding with the Fed’s official statement accompanying its March rate hike. While the Fed continued to say it expected to raise rates at a “measured” pace, it made several adjustments to its statement, which some investors interpreted to mean larger rate hikes could be possible in the future. This subsequently caused longer-term interest rates to rise sharply.

Municipal money market yields rose during the fiscal year as a whole. This trend began in the second quarter of 2004, in anticipation of the first Fed rate increase. Monetary policy was viewed as being accommodative and the Fed was seen as needing to shift to a less stimulative stance.

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Performance Review

As of March 31, 2005, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund, Inc. was 1.55% and its seven-day effective yield, which reflects compounding, was 1.56%.[1]

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC. CLASS A SHARES YIELDS AS OF MARCH 31, 2005 (unaudited)

Seven-day current yield[1]	1.55%
Seven-day effective yield[1]	1.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate and may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Approach

During the period the Fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and the issuers’ finances are supported directly by the operations of these systems. The Fund maintained a diversified mix of securities that included commercial paper, fixed-income notes and variable-rate demand notes.

Given the current rate environment and expectations that interest rates will continue to rise, we continue to maintain a cautious maturity stance in the municipal money market portfolio. While no one can say with any certainty where interest rates will head, as of the period’s close, we felt this strategy was prudent considering the close proximity of yields on shorter- and longer-term money market instruments given the recent economic environment.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.
4 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Joseph P. Deane	Julie P. Callahan, CFA
Vice President and	Vice President and
Investment Officer	Investment Officer

May 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal Alterative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
5 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

6 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	0.60%	$ 1,000.00	$ 1,006.00	0.56%	$ 2.80

(1)	For the six months ended March 31, 2005.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements the total return would have been lower.

(3)
Expenses (net of voluntary fee waiver) are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$ 1,000.00	$1,022.14	0.56%	$ 2.82

(1)	For the six months ended March 31, 2005.
(2)
Expenses (net of voluntary fee waiver) are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Alabama — 1.0%
$1,920,000	F-1+‡	Auburn AL IDB Donaldson Co. Project 2.40% VRDO AMT	$1,920,000
3,000,000	A-1+	Birmingham AL Airport Authority SGA-47 MBIA-Insured
		PART 2.30% VRDO	3,000,000
6,000,000	A-1+	Decatur AL IDR NEO Industries Project Series 1998
		2.43% VRDO AMT	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove AL Carlton Cove Inc. Project
		Series D 2.28% VRDO	7,000,000
14,500,000	A-1	Huntsville Redstone Village Special Care Series D
		2.30% VRDO	14,500,000
25,000,000	A-1+	Jefferson County AL Sewer Revenue XLCA-Insured Series B
		2.30% VRDO	25,000,000
10,000,000	A-1+	Stevenson AL IDB Mead Corp. Project Series A
		2.35% VRDO AMT	10,000,000

			67,420,000

Alaska — 0.2%
11,215,000	A-1+	Alaska HFA Series 1999-B PART 2.43% VRDO AMT	11,215,000
1,400,000	A-1+	Alaska HFC Governmental Purpose University of Alaska
		Series A 2.30% VRDO	1,400,000
		Valdez Alaska Marine Terminal BP Pipelines Inc. Project:
3,300,000	A-1+	2.30% VRDO	3,300,000
1,000,000	A-1+	Series C 2.30% VRDO	1,000,000

			16,915,000

Arizona — 0.5%
1,450,000	A-1+	Arizona Health Facilities Authority Hospital Systems
		Revenue Northern Arizona Healthcare Series B
		2.28% VRDO	1,450,000
8,100,000	A-1+	Maricopa County AZ IDA MFH San Miguel Apartments
		Project FNMA 2.35% VRDO AMT	8,100,000
4,500,000	A-1+	Phoenix AZ IDA Valley of the Sun YMCA 2.29% VRDO	4,500,000
9,000,000	A-1+	Pima County AZ IDA 2.43% VRDO	9,000,000
15,000,000	F-1+‡	Temple AZ IDA Friendship Village Project Series C
		2.28% VRDO	15,000,000

			38,050,000

California — 1.1%
20,000,000	A-1+	California HFA Home Mortgage Series B
		2.38% due 7/1/05 AMT	20,000,000
7,600,000	A-1+	California Infrastructure & Economic Development Bank
		Rand Corp. Series B AMBAC-Insured 2.28% VRDO	7,600,000
25,000,000	A-1+	California State Department of Water Resource Power
		Supply Reserve Series C-2 2.28% VRDO	25,000,000
26,750,000	SP-1	California State RAN Series A 3.00% due 6/30/05	26,832,414

			79,432,414

See Notes to Financial Statements.

9 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Colorado — 2.5%
$8,990,000	A-1	Adams County CO School District GO MSTC
		Series 2002-9050 FSA-Insured PART 2.32% VRDO (b)	$8,990,000
12,400,000	AAA	Arapahoe County CO Capital Improvement Highway
		Revenue 6.95% due 8/31/20 (Pre-Refunded — Escrowed
		with U.S. government securities to 8/31/05 Call @ 103)	13,022,535
3,600,000	VMIG 1*	Colorado Educational & Cultural Facilities National Jewish
		Federal Building Program Series A1 2.30% VRDO	3,600,000
3,700,000	A-1+	Colorado HFA MFH Series B-3 Class 1 FHLB-Insured
		2.35% VRDO AMT	3,700,000
		Colorado Regional Transportation District Series 2001A TECP:
20,000,000	A-1+	1.93% due 4/5/05	20,000,000
5,000,000	A-1+	1.90% due 4/7/05	5,000,000
10,000,000	A-1+	2.00% due 5/2/05	10,000,000
3,150,000	A-1+	Colorado Springs The Colorado College 2.30% VRDO	3,150,000
87,500,000	SP-1+	Colorado State General Fund TRAN 3.00% due 6/27/05	87,771,091
12,800,000	VMIG 1*	Colorado Student Loan Authority AMBAC-Insured
		Series 1990-A 2.35% VRDO AMT	12,800,000
9,800,000	VMIG 1*	Lowry Economic Redevelopment Authority Series A
		2.28% VRDO	9,800,000

			177,833,626

Delaware — 0.1%
1,400,000	A-1+	Delaware State EDA St. Andrews School Project
		2.30% VRDO	1,400,000
7,000,000	NR†	Sussex County DE Perdue Farms Inc. Project
		2.39% VRDO AMT	7,000,000

			8,400,000

District of Columbia — 1.4%
43,885,000	A-1+	District of Columbia GO Series C FGIC-Insured
		2.25% VRDO	43,885,000
		District of Columbia Revenue:
20,500,000	A-1	American University 2.26% VRDO	20,500,000
10,500,000	A-1+	JFK Center for Performing Arts AMBAC-Insured
		2.26% VRDO	10,500,000
13,970,000	VMIG 1*	National Public Radio Inc. 2.29% VRDO	13,970,000
11,550,000	A-1+	Metropolitan Washington DC Airport Authority Series C
		FSA-Insured 2.30% VRDO AMT	11,550,000

			100,405,000

Florida — 4.4%
		Alachua County FL Health Facilities Authority:
1,200,000	VMIG 1*	Oak Hammock University Series A 2.29% VRDO	1,200,000
1,000,000	VMIG 1*	Shands Teaching Hospital Series A 2.29% VRDO	1,000,000
29,000,000	MIG 1*	Brevard County FL School Board RAN Series A
		6.00% due 4/29/05	29,089,433

See Notes to Financial Statements.

10 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Florida — 4.4% (continued)
		Broward County FL HFA MFH:
$3,000,000	A-1+	Margate Investments Project FHLB 2.29% VRDO	$3,000,000
1,000,000	VMIG 1*	Sawgrass Pines Apartments Project Series A
		2.34% VRDO AMT	1,000,000
5,405,000	VMIG 1*	Clay County FL HFA MFH Nassau Club Apartments
		2.36% VRDO AMT	5,405,000
1,400,000	A-1+	Collier FL HFA Cleveland Clinic Series C1 2.30% VRDO	1,400,000
4,500,000	A-1+	Duval County FL HFA MFH Glades Apartments FNMA
		2.28% VRDO	4,500,000
6,000,000	A-1+	Duval County FL MFH Lighthouse Bay Apartments
		2.28% VRDO	6,000,000
4,090,000	A-1+	Florida HFA MFH Series 83-F 2.28% VRDO	4,090,000
		Florida Local Government Finance Commission TECP:
8,625,500	A-1	1.86% due 4/1/05	8,625,500
6,929,000	A-1	1.90% due 4/5/05	6,929,000
32,623,000	A-1	1.90% due 4/6/05	32,623,000
1,267,000	A-1	1.95% due 4/6/05	1,267,000
22,975,000	A-1	2.06% due 6/1/05	22,975,000
6,900,000	A-1	2.05% due 6/6/05	6,900,000
16,562,000	A-1	2.13% due 8/2/05	16,562,000
10,000,000	A-1	2.13% due 8/5/05	10,000,000
14,750,000	A-1+	Highlands County FL Health Facilities Authority Adventist
		Health System Series A 2.28% VRDO	14,750,000
5,680,000	AAA	Hillsborough County FL Capital Improvement Program
		Criminal Justice Facilities FGIC-Insured 6.00% VRDO	5,755,372
3,200,000	A-1+	Hillsborough County FL Petroleum Packers Project
		2.37% VRDO AMT	3,200,000
7,000,000	A-1+	Jacksonville FL Commercial Paper Notes Series A
		2.05% due 5/24/05 TECP	7,000,000
		Jacksonville FL Electric Authority:
1,200,000	A-1	Series B 2.30% VRDO	1,200,000
20,000,000	A-1	Series F 2.05% due 5/12/05 TECP	20,000,000
9,350,000	VMIG 1*	Jacksonville FL Sales Tax Munitop Series 2003-6
		MBIA-Insured PART 2.31% VRDO	9,350,000
2,630,000	A-1+	Manatee County FL HFA Carriage Club Apartments
		FNMA 2.28% VRDO	2,630,000
2,250,000	NR†	Manatee County FL IDR Avon Cabinet Corp. Project
		2.40% VRDO AMT	2,250,000
3,880,000	F-1+‡	Miami-Dade FL EFA Florida Memorial College Project
		2.30% VRDO	3,880,000
1,600,000	F-1+‡	Miami-Dade FL HFA Ward Towers Assisted Series B
		2.35% VRDO AMT	1,600,000
6,700,000	NR†	Miami-Dade FL IDA IDR Lawson Industries Inc. Project
		2.40% VRDO AMT	6,700,000
3,940,000	Aa2*	Miami Health Facilities Authority Jewish Home & Hospital
		for the Aged Project 2.29% VRDO	3,940,000

See Notes to Financial Statements.

11 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Florida — 4.4% (continued)
$19,050,000	A-1+	Orange County FL HFA MFH Post Lake Apartments
		FNMA 2.29% VRDO	$19,050,000
2,000,000	A-1+	Orange County FL IDA Blood and Tissue Services
		2.29% VRDO	2,000,000
		Palm Beach County FL:
13,690,000	F-1+‡	Education Facilities Authority Lynn University Project
		2.30% VRDO	13,690,000
1,300,000	VMIG 1*	Health Facilities Authority Bethesda Healthcare System
		Project 2.29% VRDO	1,300,000
6,775,000	F-1+‡	St. Andrews School of Boca Raton 2.30% VRDO	6,775,000
9,070,000	A-1+	Pasco County FL School Board COP AMBAC-Insured
		2.28% VRDO	9,070,000
200,000	A-1	Putnam County FL Development Authority Pollution
		Control Florida Authority Power & Light Co. Project
		2.27% VRDO	200,000
100,000	A-1+	St. John’s County FL HFA Remington FNMA 2.30% VRDO	100,000
5,000,000	A-1+	Sunshine State Government Finance Commission Series G
		FGIC-Insured 2.00% due 4/8/05 TECP AMT	5,000,000
3,600,000	Aa2*	Tallahassee FL Leon County Civic Center Authority Series B
		2.29% VRDO	3,600,000
6,000,000	A-1+	West Orange FL Healthcare District Series B 2.25% VRDO	6,000,000

			311,606,305

Georgia — 6.1%
		Atlanta GA Airport Authority:
		MBIA-Insured:
20,955,000	A-1+	Series B-2 2.25% VRDO	20,955,000
2,000,000	A-1+	Series B-3 2.25% VRDO	2,000,000
8,000,000	VMIG 1*	MERLOT Series CCC FGIC-Insured PART 2.40% VRDO	8,000,000
9,995,000	A-1	MSTC Series 137 FGIC-Insured PART 2.33% VRDO AMT	9,995,000
6,150,000	Aa2*	Bibb County GA Development Authority Baptist Village
		Project 2.29% VRDO	6,150,000
		Burke County GA PCR Oglethorpe Power:
1,785,000	A-1+	AMBAC-Insured 2.29% VRDO	1,785,000
11,185,000	A-1+	AMBAC-Insured 2.29% VRDO	11,185,000
6,100,000	A-1+	Series A FGIC-Insured 2.27% VRDO	6,100,000
2,600,000	A-1+	Series C MBIA-Insured 2.29% VRDO	2,600,000
2,900,000	Aa2*	Carrollton GA Payroll Development Authority IDR Holox
		Limited Project 2.39% VRDO	2,900,000
		Cobb County GA Development Authority:
5,000,000	VMIG 1*	Boy Scouts of America Atlanta Project 2.29% VRDO	5,000,000
700,000	Aa2*	IDR RLR Industries Inc. Project 2.39% VRDO AMT	700,000
		De Kalb County GA Development Authority Revenue:
9,000,000	VMIG 1*	Oglethorpe University 2.29% VRDO	9,000,000
1,775,000	VMIG 1*	Woodruff Arts 2.27% VRDO	1,775,000

See Notes to Financial Statements.

12 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Georgia — 6.1% (continued)
$5,890,000	A-1+	De Kalb GA Private Hospital Authority Egleston Children’s
		Hospital 2.30% VRDO	$5,890,000
400,000	Aa2 *	Dodge County GA IDA Sylvan Hardwoods LLC Project
		2.39% VRDO AMT	400,000
		Forsyth County GA Development Authority:
1,300,000	A1 *	American BOA Inc. Project 2.34% VRDO	1,300,000
14,720,000	VMIG 1 *	Atlanta YMCA Project 2.29% VRDO	14,720,000
		Fulton County GA Development Authority:
6,835,000	VMIG 1 *	Atlanta YMCA Project 2.29% VRDO	6,835,000
26,900,000	Aa2 *	Catholic School Properties Inc. 2.29% VRDO	26,900,000
3,880,000	Aa2 *	Holy Innocents Episcopal School 2.29% VRDO	3,880,000
1,900,000	Aa2 *	Lovett School Project 2.29% VRDO	1,900,000
		Robert W. Woodruff Arts Project:
1,600,000	VMIG 1 *	2.27% VRDO	1,600,000
19,300,000	VMIG 1 *	2.29% VRDO	19,300,000
1,700,000	A-1+	Sheltering Arms Project 2.30% VRDO	1,700,000
3,500,000	VMIG 1 *	Trinity School Inc. Project 2.29% VRDO	3,500,000
7,900,000	Aa2 *	United Way Metropolitan Atlanta Project 2.29% VRDO	7,900,000
15,000,000	Aa2 *	Woodward Academy Inc. Project 2.29% VRDO	15,000,000
		Fulton County GA IDA:
1,900,000	Aa2 *	Charles Mackarvich Project 2.39% VRDO AMT	1,900,000
10,000,000	A-1+	Lenbrook Square Foundation 2.34% VRDO	10,000,000
4,000,000	Aa2 *	Spellman College Project 2.29% VRDO	4,000,000
1,000,000	A-1	Georgia Muni Gas Authority Agency Project Series A
		2.30% VRDO	1,000,000
5,010,000	A-1+	Georgia State HFA Series 299 PART 2.37% VRDO	5,010,000
2,200,000	NR†	Georgia State Port Authority Colonels Island Terminal
		Project 2.39% VRDO AMT	2,200,000
		Gwinnett County GA Development Authority Wesleyan
		School Inc. Project:
10,200,000	VMIG 1 *	2.29% VRDO	10,200,000
12,000,000	Aa2 *	2.29% VRDO	12,000,000
15,600,000	A-1+	Gwinnett County GA Hospital Authority Revenue Gwinnett
		Hospital System Inc. Project 2.29% VRDO	15,600,000
1,000,000	A-1+	Gwinnett County GA Housing Authority MFH Post Corners
		Project FNMA 2.29% VRDO	1,000,000
1,600,000	Aa2 *	Jackson County GA IDA Snider Tire Inc. Project
		2.39% VRDO AMT	1,600,000
		Macon-Bibb County GA Hospital Authority:
		Medical Center of Central Georgia :
3,590,000	VMIG 1 *	2.29% VRDO	3,590,000
24,375,000	VMIG 1 *	2.29% VRDO	24,375,000
21,630,000	A-1+	RAN 2.29% VRDO	21,630,000
8,000,000	F-1+‡	Medical Center Hospital Authority GA Revenue Spring
		Harbor at Green Island 2.28% VRDO	8,000,000

See Notes to Financial Statements.

13 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Georgia — 6.1% (continued)
$5,000,000	A-1+	Metro Atlanta Rapid Transit Authority
		1.80% due 4/6/05 TECP	$5,000,000
2,150,000	A-1+	Monroe County GA Development Authority Oglethorpe
		Power Scherer Series A 2.29% VRDO	2,150,000
4,715,000	A-1+	Municipal Electric Authority of Georgia MSTC Series SGA-1
		MBIA-Insured PART 2.30% VRDO	4,715,000
30,435,000	A-1+	Private Colleges & Universities Authority GA Emory
		University Series SG-146 PART 2.32% VRDO	30,435,000
17,000,000	Aa2 *	Rabun County GA Development Authority MFH Nocoochee
		School Project 2.29% VRDO	17,000,000
5,800,000	A-1	Richmond County GA DFA Educational Facilities St. Mary
		on the Hill Project 2.29% VRDO	5,800,000
22,300,000	VMIG 1 *	Richmond County GA Hospital Authority University Health
		Services Inc. Project 2.29% VRDO	22,300,000
8,345,000	A-1+	Roswell GA Housing Authority Post Canyon Project
		FNMA 2.29% VRDO	8,345,000
3,330,000	Aa2 *	Screven County GA IDA IDR Sylvania Yarn Systems Inc.
		Project 2.34% VRDO AMT	3,330,000
5,500,000	Aa2 *	Smyrna GA Housing Authority MFH Walnut Grove Project
		2.34% VRDO AMT	5,500,000
3,000,000	Aa2 *	Tift County GA IDA IDR Queen Carpet Corp. Project
		Series A 2.39% VRDO AMT	3,000,000
1,500,000	NR†	Valdosta-Lowndes County GA IDA IDR South Georgia
		Pecan Co. Project 2.35% VRDO AMT	1,500,000

			430,150,000

Hawaii — 0.8%
10,225,000	A-1	Hawaii State Airport System MSTC Series 146 FGIC-Insured
		PART 2.33% VRDO AMT	10,225,000
		Honolulu HI City & County GO:
10,845,000	A-1	MSTC Series 2001-119A FSA-Insured PART
		2.30% VRDO (b)	10,845,000
33,400,000	A-1+	Series 2001-C FGIC-Insured 2.28% due 12/1/05	33,400,000

			54,470,000

Idaho — 0.1%
4,870,000	VMIG 1 *	Idaho Housing & Finance Revenue Balmoral Apartments
		2.27% VRDO AMT	4,870,000

Illinois — 8.7%
		Chicago IL Board of Education GO:
28,940,000	Aaa *	MSTC Series 1999-71 FGIC-Insured PART
		2.30% VRDO (b)	28,940,000
15,500,000	A-1+	Series D FSA-Insured 2.30% VRDO	15,500,000
22,000,000	A-1+	Series E FSA -Insured 2.30% VRDO	22,000,000

See Notes to Financial Statements.

14 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Illinois — 8.7% (continued)
		Chicago IL GO FGIC-Insured:
$5,090,000	A-1	MSTC Series 9012 PART 2.32% VRDO (b)	$5,090,000
25,000,000	A-1+	Series B 2.29% VRDO	25,000,000
15,000,000	A-1+	Series SGA-99 PART 2.30% VRDO	15,000,000
3,380,000	NR†	Chicago IL MFH Revenue Hyde Park Redevelopment Ltd.
		Project 2.39% VRDO AMT	3,380,000
1,845,000	A-1+	Chicago IL O’Hare International Airport Series 1994-C
		2.29% VRDO	1,845,000
44,900,000	A-1+	Chicago IL Tax Increment Series A 2.30% VRDO	44,900,000
		Chicago IL Water Revenue:
26,000,000	A-1+	MBIA-Insured 2.28% VRDO	26,000,000
46,040,000	VMIG 1 *	Munitop Series 1998-4E FGIC-Insured PART
		2.31% VRDO	46,040,000
		Cook County IL GO:
19,657,000	VMIG 1 *	Munitop 1998-14 FGIC-Insured 2.33% VRDO	19,657,000
3,500,500	VMIG 1 *	Series 458 FGIC-Insured PART 2.32% VRDO	3,500,500
		Cook County IL IDR:
2,000,000	A-1	Kenneth Properties Project 2.37% VRDO AMT	2,000,000
3,855,000	A-1	Little Lady Foods Inc. Project 2.37% VRDO AMT	3,855,000
4,000,000	VMIG 1 *	Cook County IL Revenue Catholic Theological University
		Project 2.30% VRDO	4,000,000
1,140,000	Aa2 *	Crawford County IL Manufacturing Facilities Fair-Rite
		Products Corp. 2.39% VRDO AMT	1,140,000
		Du Page IL Transportation FSA-Insured PART:
9,995,000	A-1	Series 139 2.30% VRDO (b)	9,995,000
18,010,000	A-1	Series 140 2.30% VRDO (b)	18,010,000
10,000,000	A-1+	Elgin IL Education Facilities Revenue Harvest Christian
		Academy 2.28% VRDO	10,000,000
		Illinois DFA:
4,600,000	VMIG 1 *	Chicago Educational Television Association Series A
		2.30% VRDO	4,600,000
13,250,000	A-1+	Evanston Northwestern Series C 2.30% VRDO	13,250,000
4,405,000	A-1	General Converting Project Series A 2.37% VRDO	4,405,000
4,500,000	A-1+	Glenwood School for Boys 2.30% VRDO	4,500,000
		IDR:
2,905,000	A-1	6 West Hubbard Street 2.05% VRDO AMT	2,905,000
2,000,000	VMIG 1 *	Carmel High School Project 2.30% VRDO	2,000,000
3,400,000	A-1+	Delta-Unibus Corp. Project 2.40% VRDO AMT	3,400,000
15,000	A-1	F.C. Ltd. Partnership Project 2.37% VRDO AMT	15,000
5,000,000	A-1	Prairie Packaging Inc. Project 2.37% VRDO AMT	5,000,000
2,930,000	A-1	Profile Packaging Inc. Project 2.37% VRDO AMT	2,930,000
2,700,000	A-1	Universal Press Inc. Project Series A 2.37% VRDO AMT	2,700,000
5,100,000	VMIG 1 *	Jewish Federation Chicago Projects 2.30% VRDO	5,100,000
1,400,000	A-1+	Northwestern Memorial Subseries B-1 2.30% VRDO	1,400,000

See Notes to Financial Statements.

15 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Illinois — 8.7% (continued)
		Illinois EFA:
$4,600,000	A-1	St. Xavier University Project Series A 2.30% VRDO	$4,600,000
		University of Chicago :
10,000,000	A-1+	1.65% due 5/25/05 TECP	10,000,000
9,000,000	A-1+	1.65% due 7/28/05 TECP	9,000,000
5,000,000	A-1+	Illinois Finance Authority Illinois College 2.30% VRDO	5,000,000
2,680,000	VMIG 1 *	Illinois Finance Authority Revenue Kohl Children’s Museum
		2.30% VRDO	2,680,000
2,480,000	A-1	Illinois HDA Community Howard Theater 2.37% VRDO AMT	2,480,000
		Illinois Health Facility Authority:
		Alexian Brothers Medical Center MBIA-Insured TECP:
5,435,000	A-1+	Series 2014 1.92% due 4/4/05	5,435,000
5,600,000	A-1+	Series 2016 1.92% due 4/4/05	5,600,000
1,250,000	A-1+	The Carle Foundation Series B 2.25% VRDO	1,250,000
12,700,000	A-1	Franciscan Eldercare Service 2.30% VRDO	12,700,000
12,875,000	A-1	Lutheran Sr. Ministries Series B 2.30% VRDO	12,875,000
1,685,000	A-1	Illinois HFA Chestnut Square Glen Project Series C
		2.30% VRDO	1,685,000
9,500,000	A-1+	Illinois HFA Little Co. of Mary Hospital 2.29% VRDO	9,500,000
7,205,000	A-1	Illinois HFA Revenue Series C 2.30% VRDO	7,205,000
60,000,000	SP-1+	Illinois State GO 3.00% due 6/03/05	60,097,787
34,300,000	A-1	Illinois State Toll Highway Authority MSTC Series 1998-67
		FSA-Insured PART 2.30% VRDO (b)	34,300,000
		Illinois Student Assistance Commission Student Loan
		Revenue Series A:
665,000	VMIG 1 *	2.32% VRDO AMT	665,000
1,200,000	VMIG 1 *	MBIA-Insured 2.33% VRDO AMT	1,200,000
3,500,000	A-1+	Lisle IL MFH Ashley of Lisle Project FHLB-Insured
		2.28% VRDO	3,500,000
3,300,000	A-1+	Lockport IL IDR Panduit Corp. Project 2.38% VRDO AMT	3,300,000
1,430,000	A-1	Oak Lawn IL IDR Lavergne Partners Project
		2.37% VRDO AMT	1,430,000
5,250,000	Aa2 *	Pekin IL IDR BOC Group Inc. Project 2.29% VRDO	5,250,000
5,425,000	A-1	Plainfield IL IDR PM Venture Inc. Project 2.37% VRDO AMT	5,425,000
4,855,000	NR†	Regional Transportation Authority of Illinois MERLOT
		Series A-73 MBIA-Insured PART 2.35% VRDO	4,855,000
6,000,000	A-1	University of Illinois CTFS MSTC Series 9031 PART
		2.32% VRDO (b)	6,000,000
41,800,000	A-1+	University of Illinois Utility Infrastructure Project PART
		2.26% VRDO	41,800,000

			615,890,287

See Notes to Financial Statements.

16 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Indiana — 3.0%
$1,085,000	Aa2 *	Bluffton IN IDR Snider Tire Inc. Project 2.39% VRDO AMT	$1,085,000
3,850,000	VMIG 1 *	Columbus IN EDR Waters Edge Apartments
		2.35% VRDO AMT	3,850,000
4,100,000	P-1 *	Fort Wayne IN EDR Technology Project 2.35% VRDO AMT	4,100,000
21,980,000	A-1	Fort Wayne IN Hospital Authority Ancilla Systems Inc.
		Series 19 MBIA-Insured ETM PART 2.28% VRDO (b)	21,980,000
2,671,000	VMIG 1 *	Franklin IN EDR Pedcor Investments 2.38% VRDO AMT	2,671,000
		Indiana Health Facilities Finance Authority:
10,000,000	A-1+	Ascension Health System 1.73% due 7/5/05	10,000,000
19,100,000	A-1	Baptist Homes of Indiana 2.30% VRDO	19,100,000
10,000,000	A-1	Franciscan Eldercare Project Series B 2.30% VRDO	10,000,000
9,600,000	A-1	Hartsfield Village Project 2.30% VRDO	9,600,000
5,150,000	VMIG 1 *	Riverview Hospital Project 2.29% VRDO	5,150,000
5,000,000	NR	Union Hospital Inc. Project 2.19% VRDO	5,000,000
1,000,000	VMIG 1 *	Indiana State DFA Indianapolis Museum of Art
		2.30% VRDO	1,000,000
		Indiana State EFA:
3,350,000	VMIG 1 *	Marian College Project 2.30% VRDO	3,350,000
1,900,000	VMIG 1 *	Wabash College Project 2.30% VRDO	1,900,000
4,800,000	A-1	Indiana State Office Building Commission Facilities
		Pendleton Juvenile Facility Series A 2.25% VRDO	4,800,000
		Indiana Transportation Finance Authority PART:
5,500,000	A-1+	Highway Revenue Series SGA-113 2.30% VRDO	5,500,000
2,795,000	VMIG 1 *	Series 853 FSA-Insured 2.32% VRDO	2,795,000
3,918,000	VMIG 1 *	Indiana University Revenue 2.25% VRDO	3,918,000
7,348,000	NR†	Indianapolis IN EDA Pedcor Waterfront Investments
		Series 1999-A FHLB 2.35% VRDO AMT	7,348,000
54,390,000	A-1+	Indianapolis IN Local Public Improvement Bond Bank
		Series F-1 MBIA-Insured 2.25% VRDO	54,390,000
7,000,000	A-1+	Marshall County IN EDA Culver Educational Foundation
		Project 2.30% VRDO	7,000,000
16,700,000	VMIG 1 *	Petersburg IN PCR Indiana Power & Light Co. Series B
		AMBAC-Insured 2.30% VRDO	16,700,000
5,125,000	A-1	Warren Township IN Vision 2005 School Building Series A-52
		FGIC-Insured PART 2.35% VRDO	5,125,000
4,400,000	A-1+	Whiting IN Environmental Facilities BP Amoco Series C
		2.35% VRDO	4,400,000

			210,762,000

Iowa — 0.7%
1,365,000	A-1+	Grinnell IA Hospital Revenue Grinnell Medical Center
		2.34% VRDO	1,365,000
2,000,000	VMIG 1 *	Hills IA Healthcare Revenue Mercy Hospital Project
		2.29% VRDO	2,000,000

See Notes to Financial Statements.

17 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Iowa — 0.7% (continued)
		Iowa Finance Authority:
$2,930,000	NR†	Economic Development Monarch Manufacturing Co.
		2.34% VRDO AMT	$2,930,000
		Iowa Health System Series B:
4,605,000	A-1+	2.25% VRDO	4,605,000
15,670,000	A-1+	AMBAC-Insured 2.25% VRDO	15,670,000
6,000,000	A-1+	Small Business Development Corp. Center Association
		LP 2.29%	6,000,000
2,000,000	A-1+	Iowa Higher Education Learning Authority St. Ambrose
		University 2.29% VRDO	2,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC Series 2001-173
		MBIA-Insured PART 2.30% VRDO (b)	13,495,000

			48,065,000

Kansas — 0.3%
4,995,000	VMIG 1 *	Kansas State Department of Transportation Highway
		Revenue Series 878 PART 2.32% VRDO	4,995,000
1,325,000	Aa2 *	Lawrence KS IDR Ram Co. Project Series A
		2.39% VRDO AMT	1,325,000
		Wichita KS Airport Authority Flight Safety International:
13,000,000	VMIG 1 *	2.34% VRDO AMT	13,000,000
2,860,000	VMIG 1 *	Series A 2.34% VRDO AMT	2,860,000

			22,180,000

Kentucky — 2.2%
6,055,000	VMIG 1 *	Breckinridge County KY Lease Series A 2.30% VRDO	6,055,000
11,000,000	A-1+	Campbell & Kenton Counties KY Sanitation District Series
		SGA-130 FSA-Insured PART 2.30% VRDO	11,000,000
3,000,000	A-1+	Daviess County KY Exempt Facilities Kimberly-Clark Corp.
		Project 2.35% VRDO AMT	3,000,000
		Daviess County KY Solid Waste Disposal Facilities Scott
		Paper Co. Project:
1,850,000	A-1+	Series A 2.35% VRDO AMT	1,850,000
4,800,000	A-1+	Series B 2.35% VRDO AMT	4,800,000
60,000,000	SP-1+	Kentucky Association of Counties TRAN 3.00% due 6/30/05	60,157,386
6,700,000	A-1+	Kentucky Higher Education Student Loan Corp. Series E
		AMBAC-Insured 2.28% VRDO AMT	6,700,000
2,990,000	A-1	Kentucky State Properties & Buildings Commission MSTC
		Series 9027-A FSA-Insured PART 2.32% VRDO (b)	2,990,000
18,314,500	A-1	Kentucky State Turnpike Authority Series 567 FSA-Insured
		PART 2.32% VRDO	18,314,500
2,500,000	AAA‡	Lexington-Fayette KY Urban Series Airport Series C
		MBIA-Insured 2.33% VRDO AMT	2,500,000
16,000,000	A-1+	Lexington KY Center Corp. Mortgage Series A
		AMBAC-Insured 2.30% VRDO	16,000,000

See Notes to Financial Statements.

18 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Kentucky — 2.2% (continued)
$18,930,000	A-1+	Louisville & Jefferson County KY Metropolitan Sewer &
		Drain System Series SG-132 FGIC-Insured PART
		2.32% VRDO	$18,930,000
2,485,000	A-1	Owensboro KY IDR West Irving Die Castings
		2.37% VRDO AMT	2,485,000

			154,781,886

Louisiana — 1.1%
9,405,000	VMIG 1 *	Louisiana HFA MFH New Orleanian 2.32% VRDO	9,405,000
		Louisiana Local Government Environmental Facilities
		Development Authority BASF Corp. Project:
18,000,000	A-1+	2.37% VRDO AMT	18,000,000
6,000,000	NR†	Series A 2.37% VRDO AMT	6,000,000
30,000,000	A-1	Louisiana PFA Christus Health 99-B 1.87% due 4/6/05 TECP	30,000,000
10,600,000	A-1+	St. Charles Parish LA Shell Oil Company 2.29% VRDO	10,600,000

			74,005,000

Maine — 0.5%
4,000,000	A-1+	Auburn ME Revenue Obligation Morse Brothers Inc. Project
		2.37% VRDO AMT	4,000,000
1,825,000	A-1+	Gorham ME Revenue Obligation Montalvo Properties LLC
		Project Series A 2.39% VRDO AMT	1,825,000
		Maine State Housing Authority:
7,500,000	A-1+	2.30% VRDO AMT	7,500,000
15,000,000	A-1+	Series B-3 2.30% VRDO AMT	15,000,000
10,000,000	A-1+	Series E-1 AMBAC-Insured 2.26% VRDO	10,000,000

			38,325,000

Maryland — 5.3%
		Baltimore County MD Housing Revenue Springhill Realty:
13,800,000	A-1+	2.25% VRDO	13,800,000
45,000	A-1	GNMA 2.26% VRDO	45,000
		Baltimore County MD Public Improvement BAN Series 2002:
12,500,000	A-1+	2.00% due 5/3/05 TECP	12,500,000
12,500,000	A-1+	2.03% due 5/6/05 TECP	12,500,000
20,000,000	A-1+	2.08% due 8/10/05 TECP	20,000,000
5,530,000	A-1	Baltimore County MD Revenue Oak Crest Village Inc.
		Project 2.29% VRDO	5,530,000
7,505,000	A-1	Baltimore MD GO Series PT-364 PART 1.35% due 4/21/05	7,505,000
9,700,000	A-1	Gaithersburg MD EDA Asbury Methodist Village Inc.
		MBIA-Insured 2.31% VRDO	9,700,000
2,030,000	A-1+	Howard County MD IDR Preston County Ltd. Partnership
		2.05% VRDO AMT	2,030,000
8,760,000	A-1	Howard County MD Vantage House Facilities Series B
		2.28% VRDO	8,760,000

See Notes to Financial Statements.

19 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Maryland — 5.3% (continued)
		Maryland CDA Department of Housing and Community
		Development:
$3,070,000	A-1	MSTC Series 76 FSA-Insured PART
		2.33% VRDO AMT (b)	$3,070,000
6,650,000	VMIG 1 *	Series F 2.30% VRDO AMT	6,650,000
6,000,000	VMIG 1 *	Maryland CDA Residential Housing Series C
		2.35% VRDO AMT	6,000,000
16,250,000	A-1	Maryland State EDA Baltimore County Project
		2.29% VRDO	16,250,000
2,050,000	VMIG 1 *	Maryland State EDA Federation of American Society
		2.29% VRDO	2,050,000
		Maryland State GO PART:
9,575,000	A-1	Series 389 1.35% due 4/21/05	9,575,000
20,850,000	A-1+	Series 390 2.31% VRDO	20,850,000
		Maryland State Health & Higher Education Facilities
		Authority:
20,250,000	VMIG 1 *	Holton-Arms School 2.29% VRDO	20,250,000
40,265,000	A-1+	University of Maryland Medical System Series A
		AMBAC-Insured 2.28% VRDO	40,265,000
2,395,000	VMIG 1 *	Maryland State IDR Calvert School Inc. Facility 2.29% VRDO	2,395,000
96,370,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease
		2.28% VRDO AMT	96,370,000
		Montgomery County MD EDA Howard Hughes Medical
		Institute:
8,500,000	A-1+	Series A 2.30% VRDO	8,500,000
15,000,000	A-1+	Series B 2.32% VRDO	15,000,000
25,500,000	A-1+	Series C 2.30% VRDO	25,500,000
6,265,000	A-1	Montgomery County MD GO Series PT-401 PART
		1.35% due 4/21/05	6,265,000

			371,360,000

Massachusetts — 2.3%
8,400,000	MIG 1 *	Bridgewater & Raynham MA Regional School District GO BAN
		3.00% due 7/1/05	8,427,384
		Massachusetts Bay Transportation Authority Series B TECP:
3,900,000	A-1+	1.95% due 4/6/05	3,900,000
9,300,000	A-1+	1.93% due 5/3/05	9,300,000
17,500,000	A-1+	2.00% due 5/3/05	17,500,000
		Massachusetts State DFA:
1,845,000	A-1+	Ahead Headgear Inc. 2.34% VRDO AMT	1,845,000
16,430,000	A-1+	Carleton-Willard Village 2.28% VRDO	16,430,000
1,500,000	A-1+	Clark University Series A AMBAC-Insured 2.32% VRDO	1,500,000
2,945,000	A-1+	Kayem Foods Inc. 2.34% VRDO AMT	2,945,000
2,300,000	A-1+	Leakite Corp. 2.34% VRDO AMT	2,300,000
1,335,000	A-1+	Metal Crafters Inc. Series 99 2.34% AMT VRDO	1,335,000
4,400,000	VMIG 1 *	MFH Archstone Readstone Series A 2.33% VRDO AMT	4,400,000

See Notes to Financial Statements.

20 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Massachusetts — 2.3% (continued)
$500,000	A-1+	Philips Academy 2.28% VRDO	$500,000
12,881,000	A-1	Revenue Notes 2.25% due 8/30/05 TECP	12,881,000
1,700,000	A-1+	Salema Family Limited Partnership 2.34% VRDO AMT	1,700,000
1,200,000	A-1+	Smith College 2.26% VRDO	1,200,000
2,750,000	NR†	Whalers Cove Project Series A 2.33% VRDO AMT	2,750,000
		Massachusetts State GO:
35,990,000	A-1	MSTC Series 2002-209 FSA-Insured PART
		2.29% VRDO (b)	35,990,000
1,330,000	A-1+	Series 97-B 2.23% VRDO	1,330,000
		Massachusetts State HEFA:
1,905,000	A-1	Berklee College Series 385 MBIA-Insured PART
		2.28% VRDO	1,905,000
1,000,000	VMIG 1 *	Harvard University MERLOT Series WW PART
		2.34% VRDO	1,000,000
500,000	A-1+	Partners Healthcare System Series D-6 2.27% VRDO	500,000
		Massachusetts State Turnpike Authority PART:
5,710,000	VMIG 1 *	Series 334 MBIA-Insured 2.28% VRDO	5,710,000
2,335,000	VMIG 1 *	Series 335 AMBAC-Insured 2.28% VRDO	2,335,000
		Massachusetts State Water Resources Authority:
1,900,000	A-1+	Series B AMBAC-Insured 2.23% VRDO	1,900,000
13,190,000	A-1+	Series D FGIC-Insured 2.23% VRDO	13,190,000
11,700,000	A-1+	Massachusetts Water Resource Recovery 94 2.10% VRDO	11,700,000

			164,473,384

Michigan — 4.3%
7,000,000	MIG 1 *	Detroit MI School Building Munitop 2002-29 GO
		FGIC-Insured PART 1.70% due 5/11/05	7,000,000
		Detroit MI Sewer Disposal:
16,730,000	A-1+	Series C-1 FSA-Insured 2.25% VRDO	16,730,000
2,895,000	A-1+	Series C-2 FGIC-Insured 2.25% VRDO	2,895,000
25,800,000	VMIG 1 *	Detroit MI Water Supply System Revenue Series C
		MBIA-Insured 2.30% VRDO	25,800,000
6,655,000	A-1	Hartland MI School District GO MSTC Series 2001-127
		PART 2.30% VRDO (b)	6,655,000
10,000,000	A-1+	Jackson County MI W.A. Foote Hospital Series B
		2.30% VRDO	10,000,000
		Michigan State Building Authority:
28,000,000	A-1+	Multi Modal Facilities Series 1 2.26% VRDO	28,000,000
39,900,000	A-1	Series 3 1.95% due 4/27/05 TECP	39,900,000
2,500,000	A-1+	Michigan State GAN Series D FSA-Insured 2.23% VRDO	2,500,000
		Michigan State GO:
35,000,000	A-1+	Series A 2004 2.20% due 10/5/05 TECP	35,000,000
31,725,000	A-1+	Series B 2.20% due 10/5/05 TECP	31,725,000
		Michigan State HDA:
5,525,000	VMIG 1 *	Limited Obligation Pine Ridge 2.26% VRDO	5,525,000
11,400,000	VMIG 1 *	Shoal Creek 2.26% VRDO	11,400,000

See Notes to Financial Statements.

21 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Michigan — 4.3% (continued)
$15,000,000	A-1+	Michigan State Higher Education Student Loan Authority
		AMBAC-Insured 2.32% VRDO AMT	$15,000,000
		Michigan State Strategic Fund:
4,540,000	A-1+	Clark Retirement Community Project 2.30% VRDO	4,540,000
9,800,000	A-1+	Grand Rapids Christian School 2.17% VRDO	9,800,000
39,800,000	A-1+	Saline MI Area Schools 2.24% VRDO	39,800,000
4,750,000	A-1+	Saline MI EDA Evangelical Homes Project 2.30% VRDO	4,750,000
6,000,000	A-1+	Southfield MI EDA Lawrence University Project
		2.30% VRDO	6,000,000
2,100,000	A-1+	University of Michigan Hospital Revenue 92-A
		2.30% VRDO	2,100,000

			305,120,000

Minnesota — 0.5%
5,090,000	A-1+	Bloomington MN MFH Norlan Partners LP Series A-1
		FNMA 2.38% VRDO AMT	5,090,000
2,910,000	VMIG 1 *	Crystal MN MFH FHLMC 2.35% VRDO AMT	2,910,000
1,000,000	A-1+	Mankato MN MFH Highland Hills Apartments 2.34 % VRDO	1,000,000
10,000,000	VMIG 1 *	Minneapolis MN Guthrie Theater Project Series E
		2.28% VRDO	10,000,000
9,000,000	A-1+	Minneapolis & St. Paul MN Metropolitan Airport
		Commission MSTC Series SGA-127 FGIC-Insured PART
		2.30% VRDO	9,000,000
10,000,000	VMIG 1 *	St. Paul MN HDA MFH Highland Ridge Project
		FHLMC 2.30% VRDO	10,000,000

			38,000,000

Miscellaneous — 0.7%
		Clipper Tax Exempt Trust Certificates PART:
4,660,088	VMIG 1 *	Series 1992-2 2.48% VRDO AMT	4,660,088
20,000,000	VMIG 1 *	Series 2003-5 2.40% VRDO	20,000,000
25,905,000	VMIG 1 *	Series A FSA-Insured 2.40% VRDO	25,905,000

			50,565,088

Mississippi — 0.1%
1,000,000	P-1	Jackson County MS PCR Chevron U.S.A. Inc. Series 93
		2.28% VRDO	1,000,000
4,000,000	AAA	Mississippi State Highway Four Lane Highway Project
		5.25% due 6/4/05	4,020,903

			5,020,903

See Notes to Financial Statements.

22 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Missouri — 2.2%
$1,535,000	F-1+‡	Joplin MO IDA Smith & Smith Investments
		2.35% VRDO AMT	$1,535,000
25,000,000	A-1+	Kansas City MO IDA KC Downtown Redevelopment
		Series A AMBAC-Insured 2.27% VRDO	25,000,000
		Kansas City MO IDA MFH:
3,750,000	VMIG 1 *	Coach House North Apartment Project FHLMC
		2.30% VRDO	3,750,000
6,200,000	A-1	Crooked Creek Apartments Project Series A
		2.36% VRDO AMT	6,200,000
1,010,000	VMIG 1 *	Kirkwood MO Tax Increment Revenue Commons
		2.34% VRDO	1,010,000
5,700,000	VMIG 1 *	Missouri Higher Education Loan Authority Series 1990-B
		2.28% VRDO AMT	5,700,000
4,000,000	A-1	Missouri State Environmental Improvement & Energy
		Resources Utilicorp Unitel Inc. Project 2.35% VRDO	4,000,000
		Missouri State HEFA:
1,215,000	VMIG 1 *	Assemblies of God College 2.30% VRDO	1,215,000
1,100,000	A-1+	Christian Brothers Academy 2.34% VRDO	1,100,000
3,100,000	Aa2 *	Dialysis Clinic Inc. Project 2.29% VRDO	3,100,000
		School District Advance Funding:
5,000,000	SP-1+	Fox C-6 School District Series C 3.00% due 11/14/05	5,036,524
7,500,000	SP-1+	Mehlville R-IX School District Series E
		3.00% due 11/14/05	7,554,786
5,000,000	SP-1+	Park Hill School District Series F 3.00% due 11/14/05	5,036,524
4,000,000	A-1+	Southwest Baptist University Project 2.34% VRDO	4,000,000
18,000,000	A-1+	Palmyra MO IDA Solid Waste Disposal BASF Corp. Project
		2.37% VRDO AMT	18,000,000
600,000	A-1+	St. Charles County MO IDA IDR Casalon Apartments Project
		FNMA 2.28% VRDO	600,000
37,000,000	SP-1+	St. Louis MO General Fund TRAN 3.00% due 6/28/05	37,122,864
		St. Louis MO IDA MFH:
9,500,000	NR†	Parque Carondelet Apartment Project 2.43% VRDO AMT	9,500,000
18,000,000	VMIG 1 *	Pelican Cove FNMA 2.30% VRDO	18,000,000

			157,460,698

Nebraska — 0.4%
		Nebraska Helpers Inc. MBIA-Insured:
3,875,000	VMIG 1 *	Series 517 PART 2.37% VRDO	3,875,000
5,400,000	A-1+	Series B 2.35% VRDO AMT (b)	5,400,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project 2.37% VRDO AMT	6,000,000
14,175,000	A-1	SFH MERLOT Series A PART 2.40% VRDO	14,175,000

			29,450,000

See Notes to Financial Statements.

23 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Nevada — 0.9%
$20,500,000	A-1+	Carson City NV Hospital Revenue Tahoe Hospital Project
		Series B 2.30% VRDO	$20,500,000
21,720,000	VMIG 1 *	Clark County NV School District GO Munitop Series 33
		FSA-Insured PART 2.33% VRDO	21,720,000
3,500,000	VMIG 1 *	Nevada Housing Division Series A Multi Unit Housing
		2.30% VRDO AMT	3,500,000
4,460,000	VMIG 1 *	Nevada Municipal Bond Bank Munitop MBIA-Insured PART
		2.33% VRDO	4,460,000
16,350,000	NR†	Nevada State GO PART 2.32% VRDO	16,350,000

			66,530,000

New Hampshire — 0.4%
		New Hampshire HEFA:
8,000,000	VMIG 1 *	Exeter Hospital 2.28% VRDO	8,000,000
6,000,000	A-1+	Mary Hitchcock Hospital FGIC-Insured 2.25% VRDO	6,000,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc. Series 1998 2.37% VRDO AMT	14,000,000
2,000,000	A-1+	Luminescent Systems Inc. 2.35% VRDO AMT	2,000,000
940,000	A-1+	Park Nameplate Co. 2.39% VRDO AMT	940,000

			30,940,000

New Jersey — 0.2%
1,425,000	VMIG 1 *	New Jersey EDA EDR Erasteel Inc. Project
		2.50% VRDO AMT	1,425,000
15,000,000	SP-1+	New Jersey State TRAN Series A 3.00% due 6/24/05	15,051,158

			16,476,158

New Mexico — 0.1%
10,000,000	SP-1+	New Mexico State TRAN Series A 3.00% due 6/30/05	10,024,361

New York — 0.7%
		Metropolitan Transportation Authority NY BAN TECP:
21,500,000	A-1+	Series CP-1 Subseries A 1.93% due 4/6/05	21,500,000
4,500,000	A-1+	Subseries CP-1 1.85% due 4/7/05	4,500,000
5,500,000	A-1+	Subseries CP-1 2.02% due 5/2/05	5,500,000
10,000,000	A-1+	New York City NY Municipal Water Series 6
		2.13% due 7/14/05 TECP	10,000,000
9,760,000	A-1	New York City NY TFA Future Tax Secured Series A-2
		2.33% VRDO (b)	9,760,000

			51,260,000

North Carolina — 3.0%
2,200,000	NR†	Brunswick County NC Industrial Facilities & PFCA Wood
		Industries Inc. Project 2.44% VRDO AMT	2,200,000
17,250,000	A-1	Buncombe County NC GO Series B 2.32% VRDO	17,250,000

See Notes to Financial Statements.

24 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

North Carolina — 3.0% (continued)
$4,500,000	Aa2 *	Iredell County NC IFA PCFA Valspar Corp. Project
		2.39% VRDO AMT	$4,500,000
10,700,000	VMIG 1 *	Iredell County NC PFC Schools Project AMBAC-Insured
		2.30% VRDO	10,700,000
4,800,000	Aa2 *	Lenoir County NC Lenoir Memorial Hospital 2.29% VRDO	4,800,000
8,100,000	A-1+	Mecklenburg County NC COP 2.32% VRDO	8,100,000
2,200,000	Aa2 *	North Carolina Agricultural Finance Authority Coastal
		Carolina Gin Project 2.34% VRDO AMT	2,200,000
		North Carolina Capital Facilities Finance Agency:
4,000,000	A-1+	Cannon School Inc. 2.30% VRDO	4,000,000
6,850,000	VMIG 1 *	Lees Mcrae College 2.29% VRDO	6,850,000
		North Carolina EFA:
4,465,000	Aa2 *	Cape Fear Academy 2.29% VRDO	4,465,000
8,265,000	A-1	Johnson C. Smith University 2.29% VRDO	8,265,000
6,705,000	F-1+‡	Providence Day School 2.30% VRDO	6,705,000
8,615,000	F-1+‡	Queens College Series A 2.30% VRDO	8,615,000
2,700,000	A-1+	North Carolina HFA Home Ownership Series 15-C
		FSA-Insured 2.28% VRDO AMT	2,700,000
		North Carolina Medical Care Community Health Care
		Facilities:
9,160,000	A-1	Grace Hospital Inc. 2.29% VRDO	9,160,000
2,120,000	F-1+‡	Lutheran Retirement Project 2.30% VRDO	2,120,000
4,000,000	A-1+	Park Ridge Hospital 2.28% VRDO	4,000,000
17,070,000	VMIG 1 *	Randolph Hospital Inc. Project 2.30% VRDO	17,070,000
20,000,000	A-1+	North Carolina State GO Series E 2.25% VRDO	20,000,000
3,800,000	NR†	Robeson County NC IFA & PFCA Rocco Turkeys Inc. Project
		2.39% VRDO AMT	3,800,000
1,400,000	A-1+	Rowan County IDR PCR Double 3 LLC Project
		2.39% VRDO AMT	1,400,000
30,000,000	A-1+	Wake County NC GO Public Improvement Series B
		2.50% due 4/1/05	30,191,100
29,220,000	A-1+	Winston-Salem NC COP 2.30% VRDO	29,220,000

			208,311,100

North Dakota — 0.1%
4,155,000	A-1+	Ward County Health Care ND Facilities Trinity Obligation
		Group Series A 2.34% VRDO	4,155,000

Ohio — 2.7%
1,980,000	A-1+	Cleveland-Cuyahoga County OH Port Authority Euclid/96th
		Research Building Project 2.30% VRDO	1,980,000
1,100,000	A-1	Cuyahoga County OH Cleveland Clinic Subseries B3
		2.35% VRDO	1,100,000
10,500,000	F-1+‡	Franklin County OH Healthcare Facilities Friendship Village
		Dublin Series A 2.30% VRDO	10,500,000

See Notes to Financial Statements.

25 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Ohio — 2.7% (continued)
		Ohio Air Quality:
$14,500,000	A-1+	Edison Co. Series A 2.26% VRDO	$14,500,000
7,850,000	A-1	PCR Timken Co. 2.26% VRDO	7,850,000
18,650,000	A-1	Ohio Building Authority MSTC Series 133-A FSA-Insured
		PART 2.28% VRDO (b)	18,650,000
		Ohio State Higher Educational Facilities:
7,000,000	A-1+	Case Western Reserve University
		2.00% due 5/6/05 TECP	7,000,000
10,980,000	VMIG 1 *	Marietta College Project 2.30% VRDO	10,980,000
		Pooled Financing Program:
3,605,000	VMIG 1 *	Series A 2.30% VRDO	3,605,000
8,500,000	VMIG 1 *	Series A 2.30% VRDO	8,500,000
5,010,000	VMIG 1 *	Series B 2.30% VRDO	5,010,000
3,400,000	A-1+	Ohio State Infrastructure Series B 2.25% VRDO	3,400,000
43,400,000	P-1	Ohio State University 2005 Series F
		2.15% due 7/11/05 TECP	43,400,000
19,330,000	A-1+	Ohio State University General Receipts FSA-Insured
		2.30% VRDO	19,330,000
9,325,000	MIG 1 *	Sandusky OH GO BAN 3.00% due 10/26/05	9,390,256
25,000,000	VMIG 1 *	University of Akron OH General Receipts FGIC-Insured
		2.28% VRDO	25,000,000

			190,195,256

Oklahoma — 1.3%
		Oklahoma State Student Loan Authority MBIA-Insured:
18,500,000	A-1+	Series A-1 2.32% VRDO AMT	18,500,000
6,455,000	A-1	Series A-2 2.32% VRDO AMT	6,455,000
		Oklahoma State Water Resources Board State Loan
		Program:
15,345,000	A-1+	Series 1994-A 2.20% due 9/1/05	15,345,000
28,205,000	A-1+	Series 2001 1.58% due 4/1/05	28,205,000
19,920,000	A-1+	Series A 1.58% due 4/1/05	19,920,000
2,265,000	VMIG 1 *	Tulsa County OK HFA SFM Series PT-573 GNMA PART
		1.25% VRDO AMT	2,265,000
2,800,000	A-1+	Tulsa OK IDA MFH Park Chase Apartments Series A-1
		FNMA 2.30% VRDO	2,800,000

			93,490,000

Oregon — 0.6%
5,000,000	VMIG 1 *	Oregon State Housing & Community Services SFM
		2.28% VRDO AMT	5,000,000
25,000,000	SP-1+	Oregon State TAN Series A 3.00% due 6/30/05	25,060,902
10,835,000	A-1+	Tri-County OR Metropolitan Transportation District Interstate
		Max Project Series A 2.25% VRDO	10,835,000

			40,895,902

See Notes to Financial Statements.

26 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Pennsylvania — 4.8%
$8,375,000	A-1+	Alleghany County PA Hospital Development Authority
		Senior Living Corp. FNMA 2.28% VRDO	$8,375,000
		Bucks County PA IDA:
2,735,000	NR†	Dunmore Corp. Project 2.44% VRDO AMT	2,735,000
6,830,000	A-1+	Pennswood Village Project Series B 2.32% VRDO	6,830,000
		Emmaus PA General Authority FSA-Insured:
25,340,000	A-1	Series 1996 2.29% VRDO	25,340,000
46,250,000	A-1	Series A 2.30% VRDO	46,250,000
25,200,000	A-1+	Series D 2.29% VRDO	25,200,000
5,300,000	A-1+	Geisenger Authority PA Health System 2.30% VRDO	5,300,000
16,250,000	A-1	Lancaster County PA Hospital Authority Revenue
		AMBAC-Insured 2.29% VRDO	16,250,000
1,435,000	NR†	Lehigh County PA IDR Impress Industries Project Series A
		2.44% VRDO AMT	1,435,000
8,000,000	VMIG 1 *	Manheim Township PA School District GO FSA-Insured
		2.30% VRDO	8,000,000
15,900,000	A-1+	New Garden PA General Authority Revenue Series II
		2.30% VRDO	15,900,000
8,955,000	A-1+	North Lebanon PA Municipal Sewer Revenue FSA-Insured
		2.31% VRDO	8,955,000
		Pennsylvania EDA Wengers Feed Mill Project:
6,995,000	NR†	Series B-1 2.39% VRDO AMT	6,995,000
7,970,000	NR†	Series F-3 2.39% VRDO AMT	7,970,000
3,500,000	A-1+	Pennsylvania Energy Development Authority Piney Creek
		Series A 2.33% VRDO AMT	3,500,000
16,440,000	A-1+	Pennsylvania Intergovernmental COOP Authority Special
		Tax Revenue Philadelphia Funding AMBAC-Insured
		2.30% VRDO	16,440,000
5,860,000	A-1	Pennsylvania State Higher Educational Facilities Authority
		Colleges & Universities Revenue Pennsylvania College of
		Optometry 2.29% VRDO	5,860,000
9,800,000	A-1+	Pennsylvania State Turnpike Commission Series B
		2.28% VRDO	9,800,000
		Philadelphia PA Hospital & Higher Education:
		Children’s Hospital:
3,595,000	A-1+	Series B 2.30% VRDO	3,595,000
6,325,000	A-1+	Series D MBIA-Insured 2.30% VRDO	6,325,000
26,050,000	A-1	Temple University Series A 2.25% VRDO	26,050,000
		Philadelphia PA IDA:
15,800,000	A-1+	Gas Works Series D 2.28% due 4/12/05 TECP	15,800,000
3,000,000	A-1+	Marketplace Redwood Project Series A AMBAC-Insured
		2.26% VRDO	3,000,000
6,460,000	A-1	Philadelphia PA IDR Chemical Heritage Foundation Project
		2.29% VRDO	6,460,000

See Notes to Financial Statements.

27 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Pennsylvania — 4.8% (continued)
		West Cornwall Township PA Municipal Authority FSA-Insured:
$9,515,000	A-1+	Bethlehem School District Project 2.31% VRDO	$9,515,000
		Government Loan Program:
8,820,000	A-1+	2.31% VRDO	8,820,000
7,085,000	A-1+	Series A 2.31% VRDO	7,085,000
31,325,000	A-1	York County PA General Authority Pooled Financing
		AMBAC-Insured Series 96-B 2.29% VRDO	31,325,000

			339,110,000

Rhode Island — 0.6%
7,900,000	A-1+	Narragansett RI Bay Waste Water System Revenue
		MBIA-Insured 2.25% VRDO	7,900,000
24,900,000	A-1+	Rhode Island Convention Center Authority Series A
		MBIA-Insured 2.25% VRDO	24,900,000
2,475,000	VMIG 1 *	Rhode Island Health & Education Building Corp.
		St. Georges School 2.25% VRDO	2,475,000
6,180,000	A-1+	Rhode Island State EDC McCoy Stadium Issue
		2.30% VRDO	6,180,000
		Rhode Island State IFC:
350,000	A-1+	J-Cor LLC Project Series 1998 2.39% VRDO AMT	350,000
1,375,000	A-1+	Matthews Realty LLC 2.39% VRDO AMT	1,375,000

			43,180,000

South Carolina — 1.8%
4,000,000	A-1	Darlington County SC IDR Nucor Corp. Project Series A
		2.34% VRDO AMT	4,000,000
7,650,000	A-1+	Piedmont SC Municipal Power Agency Series D
		MBIA-Insured 2.23% VRDO	7,650,000
20,000,000	MIG 1 *	South Carolina Association of Governmental Organizations
		2.75% due 4/15/05	20,009,236
2,445,000	Aa2 *	South Carolina Educational Facilities Authority for Private
		Nonprofit Institutions Presbyterian College Project
		2.29% VRDO	2,445,000
		South Carolina Jobs EDA:
2,300,000	Aa3 *	Advanced Automation Inc. Project 2.37% VRDO AMT	2,300,000
6,250,000	VMIG 1 *	Christ Church Episcopal School 2.29% VRDO	6,250,000
6,000,000	A-1+	Franco Manufacturing Co. Inc. Project 2.35% VRDO AMT	6,000,000
8,035,000	Aa2 *	Greenville Baptist Project 2.29% VRDO	8,035,000
6,700,000	VMIG 1 *	Health Sciences Medical University 2.29% VRDO	6,700,000
3,900,000	Aa2 *	Orders Realty Co. Inc. Project 2.34% VRDO AMT	3,900,000
16,600,000	VMIG 1 *	South Carolina Port Authority Munitop Series 1998-7
		FSA-Insured PART 2.39% VRDO AMT (b)	16,600,000
		South Carolina Public Service Authority:
5,000,000	A-1+	1.96% due 4/4/05 TECP	5,000,000
15,625,000	A-1+	2.05% due 6/6/05 TECP	15,625,000
3,500,000	VMIG 1 *	MERLOT Series L MBIA-Insured 2.35% VRDO	3,500,000

See Notes to Financial Statements.

28 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

South Carolina — 1.8% (continued)
$5,385,000	A-1+	South Carolina State Housing MFH Spartanburg Series A
		2.30% VRDO	$5,385,000
7,110,000	VMIG 1 *	Union SC Hospital District Healthcare Revenue
		2.29% VRDO	7,110,000
5,300,000	VMIG 1 *	University of South Carolina School of Medicine Education
		Trust Healthcare Facilities 2.29% VRDO	5,300,000
3,500,000	A-1	Williamsburg County SC IDR Peddinghaus Project 2.37%
		VRDO AMT	3,500,000

			129,309,236

Tennessee — 6.3%
		Blount County TN HEFA Board Revenue:
9,700,000	VMIG 1 *	Asbury Centers Inc. Project 2.29% VRDO	9,700,000
13,100,000	VMIG 1 *	Maryville College Project 2.29% VRDO	13,100,000
		Clarksville TN PBA:
9,900,000	VMIG 1 *	2.29% VRDO	9,900,000
		Tennessee Municipal Bond Fund:
55,000	VMIG 1 *	2.30% VRDO	55,000
3,700,000	VMIG 1 *	Pooled Financing 2.30% VRDO	3,700,000
4,400,000	VMIG 1 *	Covington TN IDR Charms Co. Project 2.35% VRDO AMT	4,400,000
		Jackson TN Energy Authority:
4,000,000	VMIG 1 *	Gas System Revenue FSA-Insured 2.28% VRDO	4,000,000
10,655,000	VMIG 1 *	Water System FSA-Insured 2.28% VRDO	10,655,000
8,300,000	VMIG 1 *	Jefferson County TN Health & Education Facilities Carson
		Newman College 2.29% VRDO	8,300,000
3,920,000	VMIG 1 *	Knox County TN IDB Moore McCormack Project
		2.29% VRDO	3,920,000
14,990,000	NR†	Memphis TN Center City Financing Corp. MFH Series 1220
		FNMA PART 2.33% VRDO	14,990,000
8,500,000	A-1+	Memphis TN GO Series 01 2.19% due 6/8/05 TECP	8,500,000
		Metropolitan Nashville & Davidson Counties TN GO:
10,000,000	A-1+	1.92% due 5/2/05 TECP	10,000,000
15,000,000	A-1+	2.00% due 6/23/05 TECP	15,000,000
12,500,000	A-1+	2.10% due 7/11/05 TECP	12,500,000
10,000,000	A-1+	2.10% due 7/13/05 TECP	10,000,000
10,000,000	A-1+	2.10% due 7/25/05 TECP	10,000,000
3,000,000	VMIG 1 *	Munitop Series 1999-1 FGIC-Insured PART
		2.32% VRDO (b)	3,000,000
15,750,000	A-1+	Metropolitan Nashville & Davidson Counties TN HEFA
		Ascension Health Series B-1 1.65% due 8/3/05	15,750,000
		Metropolitan Nashville & Davidson Counties TN IDB:
6,300,000	A-1+	Country Music Hall of Fame 2.31% VRDO	6,300,000
19,000,000	F-1+‡	Nashville Symphony Hall 2.30% VRDO	19,000,000
6,645,000	VMIG 1 *	Park at Hermitage 2.28% VRDO	6,645,000
8,800,000	F-1+‡	YMCA Projects 2.30% VRDO	8,800,000

See Notes to Financial Statements.

29 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Tennessee — 6.3% (continued)
		Montgomery County TN PBA Pooled Financing:
$3,895,000	VMIG 1 *	Loan Pool 2.30% VRDO	$3,895,000
4,585,000	A-1+	Tennessee County Loan Pool 2.30% VRDO	4,585,000
49,255,000	VMIG 1 *	Tennessee County Loan Pool 2.30% VRDO	49,255,000
		Sevier County TN PBA Local Government Public Improvement:
		AMBAC-Insured:
2,500,000	VMIG 1 *	Series 4A-1 2.32% VRDO	2,500,000
1,400,000	VMIG 1 *	Series 4-H-3 2.32% VRDO	1,400,000
3,300,000	VMIG 1 *	Series 4-H-1 2.32% VRDO	3,300,000
3,300,000	VMIG 1 *	Series II-B-1 2.31% VRDO	3,300,000
5,690,000	VMIG 1 *	Series II-C-1 2.31% VRDO	5,690,000
3,595,000	VMIG 1 *	Series II-D-2 2.31% VRDO	3,595,000
6,795,000	VMIG 1 *	Series II-E-1 2.31% VRDO	6,795,000
2,800,000	VMIG 1 *	Series II-E-1 2.31% VRDO	2,800,000
3,505,000	VMIG 1 *	Series II-E-6 2.31% VRDO	3,505,000
5,000,000	VMIG 1 *	Series II-H-1 2.31% VRDO	5,000,000
1,935,000	VMIG 1 *	Series III-A-2 2.31% VRDO	1,935,000
6,200,000	VMIG 1 *	Series III-A-3 2.31% VRDO	6,200,000
5,730,000	VMIG 1 *	Series III-A-6 2.31% VRDO	5,730,000
4,750,000	VMIG 1 *	Series III-B-2 2.31% VRDO	4,750,000
8,635,000	VMIG 1 *	Series III-D-1 2.31% VRDO	8,635,000
8,400,000	VMIG 1 *	Series III-D-3 2.31% VRDO	8,400,000
5,000,000	VMIG 1 *	Series III-E-2 2.31% VRDO	5,000,000
100,000	VMIG 1 *	Series IV-E-3 2.32% VRDO	100,000
3,130,000	VMIG 1 *	Series A-3 2.31% VRDO	3,130,000
		FSA-Insured:
3,100,000	VMIG 1 *	Series 4-2 2.32% VRDO	3,100,000
2,570,000	VMIG 1 *	Series 4-B-3 2.32% VRDO	2,570,000
2,370,000	VMIG 1 *	Series IV-B 2.32% VRDO	2,370,000
4,750,000	A-1+	Shelby County TN Capital Outlay Series 2004
		2.00% due 4/8/05 TECP	4,750,000
8,465,000	A-1	Shelby County TN Health Education & Housing Facilities
		Board Methodist Healthcare MSTC Series 1998-36
		MBIA-Insured PART 2.30% VRDO (b)	8,465,000
9,945,000	F-1+‡	Shelby TN Health Education & Housing Facilities Board MFH
		Kirby Parkway Apartments FHLMC 2.30% VRDO	9,945,000
5,900,000	NR†	Sullivan County TN IDB Microporous Products
		2.39% VRDO AMT	5,900,000
		Sumner County TN GO:
8,000,000	VMIG 1 *	Jail Capital Outlay Notes 2.28% VRDO	8,000,000
		School Capital Outlay Notes:
22,500,000	VMIG 1 *	2.28% VRDO	22,500,000
9,000,000	VMIG 1 *	Series A 2.28% VRDO	9,000,000

See Notes to Financial Statements.

30 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Tennessee — 6.3% (continued)
$10,000,000	A-1+	Tennessee GO Series A 2.11% due 7/8/05 TECP	$10,000,000
11,490,000	VMIG 1 *	Tusculum TN Health & Education Tusculum College Project
		2.29% VRDO	11,490,000

			445,805,000

Texas — 18.3%
4,800,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART
		2.32% VRDO	4,800,000
		Austin TX Water & Wastewater Systems:
15,590,000	A-1	FSA-Insured 2.32% VRDO (b)	15,590,000
		MBIA-Insured PART:
9,950,000	VMIG 1 *	MERLOT Series LLL 2.35% VRDO	9,950,000
5,900,000	VMIG 1 *	Munitop Series 2000-10 2.33% VRDO	5,900,000
		Bell County TX Health Facilities Development Corp. Revenue
		Scott & White Memorial Hospital MBIA-Insured:
10,990,000	A-1+	Series 2001-1 2.30% VRDO	10,990,000
1,600,000	A-1+	Series 2001-2 2.30% VRDO	1,600,000
4,000,000	A-1+	Series B-2 2.30% VRDO	4,000,000
		Brazos River TX Harbor Navigation District:
7,100,000	A-1+	BASF Corp. Project 2.35% VRDO	7,100,000
20,000,000	A-1+	Brazoria County TX BASF Corp. Project 2.40% VRDO AMT	20,000,000
30,100,000	A-1+	Carroll TX ISD GO School Building PSFG 2.28% VRDO	30,100,000
3,400,000	VMIG 1 *	Crawford TX Education Facilities Corp. Franklin Industries
		Project 2.34% VRDO AMT	3,400,000
		Dallas-Fort Worth TX International Airport PART:
6,900,000	A-1+	MBIA-Insured 2.33% VRDO AMT	6,900,000
14,900,000	VMIG 1 *	MERLOT Series 2000-2 FGIC-Insured 2.40% VRDO	14,900,000
8,000,000	VMIG 1 *	Dallas TX Water & Sewer System Munitop Series 98-19
		FSA-Insured PART 2.33% VRDO	8,000,000
18,370,000	A-1	Denton TX ISD GO MSTC Series 2001-117 PSFG PART
		2.30% VRDO	18,370,000
6,000,000	A-1+	Duncanville TX ISD GO MSTC Series SGA-149 PSFG PART
		2.30% VRDO	6,000,000
12,875,000	A-1+	El Paso TX GO Series A 2.08% due 6/6/05 TECP	12,875,000
3,250,000	NR†	Fort Bend County TX IDC IDR Aaron Rents Inc. Project
		2.44% VRDO AMT	3,250,000
3,000,000	VMIG 1 *	Fort Bend County TX ISD GO Munitop Series 1999-6 PSFG
		PART 2.33% VRDO (b)	3,000,000
9,265,000	VMIG 1 *	Frisco TX ISD GO School Building Munitop Series 2003-31
		PSFG PART 2.33% VRDO	9,265,000
300,000	A-1+	Grand Prairie TX HFA MFH Lincoln Property Co.
		2.30% VRDO	300,000
		Grand Prairie TX ISD GO PSFG:
51,535,000	Aaa *	1.62% due 8/1/05	51,535,000
10,000,000	VMIG 1 *	Munitop Series 2000-20 PART 2.32% VRDO	10,000,000

See Notes to Financial Statements.

31 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 18.3% (continued)
$3,000,000	VMIG 1 *	Greater East Texas Higher Education Series B
		2.33% VRDO AMT	$3,000,000
10,000,000	A-1+	Greater Texas Student Loan Corp. Series 1996-A
		2.33% VRDO AMT	10,000,000
1,900,000	VMIG 1 *	Gulf Coast TX IDA BP Global Power Corp. Project
		2.35% VRDO AMT	1,900,000
5,000,000	Aa1 *	Gulf Coast TX Waste Disposal Authority PCR BP Amoco
		2.10% due 7/15/05	5,000,000
		Harris County TX Health Facilities Development Corp.:
40,000,000	A-1+	Methodist Hospital System Series B 2.07% VRDO	40,000,000
2,000,000	A-1+	St. Luke’s Episcopal Hospital Series B 2.30% VRDO	2,000,000
1,700,000	A-1+	Texas Medical Center MBIA-Insured 2.30% VRDO	1,700,000
4,140,000	A-1+	Harris County TX IDR Precision General Inc. Project
		2.35% VRDO AMT	4,140,000
		Harris County TX Toll Road Series E:
6,000,000	A-1	1.92% due 4/7/05 TECP	6,000,000
760,000	A-1	2.05% due 4/7/05 TECP	760,000
3,000,000	A-1	2.06% due 6/9/05 TECP	3,000,000
		Hockley County TX IDC PCR BP Amoco Corp. Project:
6,000,000	A-1+	1.80% due 5/1/05	6,000,000
25,000,000	A-1+	2.10% due 9/1/05	25,000,000
		Houston TX Airport Systems PART:
4,690,000	VMIG 1 *	MERLOT Series B0-4 FSA-Insured 2.40% VRDO AMT	4,690,000
15,000,000	VMIG 1 *	Munitop Series 1998-15 FGIC-Insured
		2.39% VRDO AMT	15,000,000
2,995,000	VMIG 1 *	Series 845-X FSA-Insured 2.33% VRDO	2,995,000
		Houston TX Finance Authority Rice University TECP:
7,500,000	A-1+	2.05% due 6/1/05	7,500,000
9,000,000	A-1+	2.03% due 6/6/05	9,000,000
6,300,000	A-1+	2.05% due 6/7/05	6,300,000
		Houston TX GO TECP:
		Series A:
16,700,000	A-1+	2.05% due 5/16/05	16,700,000
21,800,000	A-1+	2.05% due 5/18/05	21,800,000
7,200,000	A-1+	2.08% due 6/2/05	7,200,000
3,000,000	A-1+	2.08% due 6/2/05	3,000,000
1,000,000	A-1+	Series B 2.08% due 6/2/05	1,000,000
		Series D:
10,000,000	A-1+	2.00% due 5/16/05	10,000,000
5,000,000	A-1+	2.07% due 6/1/05	5,000,000
10,000,000	A-1	2.08% due 6/2/05	10,000,000
10,000,000	A-1+	2.02% due 7/8/05	10,000,000
20,000,000	A-1+	2.02% due 7/13/05	20,000,000
5,000,000	VMIG 1 *	Houston TX ISD GO PSFG PART Munitop Series 2000-11
		2.38% VRDO	5,000,000

See Notes to Financial Statements.

32 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 18.3% (continued)
$7,320,000	A-1	Houston TX ISD PA 466 2.32% VRDO	$7,320,000
25,000,000	SP-1+	Houston TX TRAN 3.00% due 6/30/05	25,084,931
		Houston TX Water & Sewer PART:
6,955,000	A-1	MERLOT Series A-128 MBIA-Insured 2.35% VRDO	6,955,000
19,400,000	A-1+	Series SGA-73 FGIC-Insured 2.30% VRDO	19,400,000
6,300,000	A-1	Jewett TX EDC IDR Nucor Corp. Project 2.34% VRDO AMT	6,300,000
50,000,000	A-1+	Katy TX ISD GO PSFG 2.28% VRDO	50,000,000
8,000,000	Aa2 *	Leon County TX IDR BOC Group Inc. Project 2.29% VRDO	8,000,000
		Lewisville TX ISD GO PSFG PART:
10,290,000	VMIG 1 *	Munitop Series 2001-9 2.33% VRDO (b)	10,290,000
7,000,000	A-1+	Series SGA-134 2.30% VRDO	7,000,000
6,000,000	A-1	Lower Colorado River Authority Series A
		2.07% due 6/2/05 TECP	6,000,000
5,000,000	A-1+	Mansfield TX ISD GO PSFG Series SGA-129 PART
		2.30% VRDO	5,000,000
11,030,000	VMIG 1 *	North Harris TX Montgomery Community College
		FGIC-Insured 2.28% VRDO	11,030,000
11,475,000	A-1+	Northside TX ISD GO School Building PSFG 1.67% VRDO	11,475,000
		North Texas Higher Education Authority Student Loan
		AMBAC-Insured:
17,000,000	VMIG 1 *	Series B 2.28% VRDO AMT	17,000,000
20,000,000	A-1+	Series F 2.28% VRDO AMT	20,000,000
		Pasadena TX ISD GO:
26,100,000	VMIG 1 *	Series A PSFG 4.70% VRDO	26,100,000
		Series B FSA-Insured:
100,000	VMIG 1 *	4.70% due 8/15/05	100,777
29,900,000	VMIG 1 *	4.70% due 9/1/05	30,163,419
		Plano TX Health Facilities Presbyterian Health Care
		MBIA-Insured TECP:
4,000,000	A-1+	1.92% due 4/4/05	4,000,000
9,700,000	A-1+	1.97% due 5/23/05	9,700,000
		Plano TX ISD GO PSFG:
31,055,000	A-1+	1.42% due 5/5/05	31,055,000
19,700,000	A-1+	Series SGA-128 PART 2.30% VRDO	19,700,000
7,915,000	A-1+	Polly Ryon Memorial Hospital Authority TX 2.30% VRDO	7,915,000
15,000,000	A-1+	Port Arthur TX Navigation District BASF Corp. Project
		Series A 2.40% VRDO AMT	15,000,000
11,215,000	A-1+	Round Rock TX ISD GO MSTC Series SGA-133 PSFG PART
		2.30% VRDO	11,215,000
		San Antonio TX Gas & Electric:
24,777,000	VMIG 1 *	Munitop Series 1998-22 MBIA-Insured PART
		2.33% VRDO	24,777,000
		Series A TECP:
28,700,000	A-1+	1.95% due 4/8/05	28,700,000
24,300,000	A-1+	2.15% due 7/8/05	24,300,000

See Notes to Financial Statements.

33 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 18.3% (continued)
$3,000,000	A-1+	San Antonio TX Water System Series A
		1.95% due 4/8/05 TECP	$3,000,000
14,000,000	A-1+	San Jacinto TX College District AMBAC-Insured
		2.28% VRDO	14,000,000
5,150,000	VMIG 1 *	Southeast TX HFC MFH Oaks of Hitchcock Apartments
		2.33% VRDO AMT	5,150,000
3,305,000	VMIG 1 *	Southwest TX Higher Education Authority Southern
		Methodist University Series 85 2.29% VRDO	3,305,000
15,700,000	A-1+	Spring Branch TX ISD GO PSFG 1.75% due 9/9/05	15,700,000
4,030,000	Aa1 *	Sulphur Springs TX IDR CMH Manufacturing Inc. Project
		2.35% VRDO AMT	4,030,000
13,800,000	A-1+	Texas Municipal Gas Corp. Revenue Series 1998
		FSA-Insured 2.28% VRDO	13,800,000
8,000,000	A-1+	Texas PFA GO Series 2003-B 2.00% due 5/11/05 TECP	8,000,000
15,750,000	A-1+	Texas State Department of Housing & Community Affairs
		MFH NHP Foundation FHLMC 2.30% VRDO	15,750,000
		Texas State GO Veterans Housing Assistance:
12,615,000	A-1+	Land Series A 2.28% VRDO AMT	12,615,000
10,000,000	A-1+	Series II-B 2.28% VRDO AMT	10,000,000
25,000,000	A-1+	Series II-C-2 2.33% VRDO AMT	25,000,000
144,200,000	SP-1+	Texas State TRAN 3.00% due 8/31/05	144,931,217
8,030,000	VMIG 1 *	Travis County TX HFC MFH Tanglewood Apartments FNMA
		2.28% VRDO	8,030,000
19,200,000	VMIG 1 *	Tyler TX Health Facilities Development Corp. Hospital
		Revenue Mother Frances Hospital Series 97-B
		2.30% VRDO	19,200,000
9,500,000	A-1+	University of Texas System Series A
		2.10% due 7/18/05 TECP	9,500,000
5,640,000	VMIG 1 *	Wallis TX Higher Education Facilities Corp. St. Mark’s
		Episcopal School 2.30% VRDO	5,640,000
5,245,000	A-1+	West Harris County TX Regional Water Authority Series
		SGA-148 MBIA-Insured PART 2.30% VRDO	5,245,000
4,000,000	A-1+	West Side Calhoun County TX District Sewer & Solid Waste
		Disposal 2.35% VRDO AMT	4,000,000

			1,291,987,344

Utah — 2.7%
35,400,000	VMIG 1 *	Central UT Water Conservancy District Series B
		AMBAC-Insured 2.28% VRDO	35,400,000
		Intermountain Power Agency UT Power Supply:
22,000,000	A-1	Series 97-B2 1.88% due 4/4/05 TECP	22,000,000
14,700,000	A-1	Series 97-B2 1.86% due 4/7/05 TECP	14,700,000
20,000,000	A-1+	Series 98-B5 2.00% due 5/11/05 TECP	20,000,000
9,400,000	A-1+	Series 85-E 2009 AMBAC-Insured 1.90% due 4/7/05	9,400,000
3,000,000	A-1+	Series E 2009 AMBAC-Insured 1.97% due 4/7/05	3,000,000
7,400,000	A-1+	Series F AMBAC-Insured 2.02% due 6/1/05	7,400,000

See Notes to Financial Statements.

34 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Utah — 2.7% (continued)
$11,000,000	A-1+	Murray City UT Hospital IHC Health Services 2.30% VRDO	$11,000,000
1,330,000	A-1+	Ogden City UT IDR Infiltrator System Inc. Project
		2.39% VRDO AMT	1,330,000
5,000,000	VMIG 1 *	Salt Lake City UT Rowland Hall St. Mark’s Project
		2.28% VRDO	5,000,000
		Utah County UT IHC Health Services Inc.:
13,100,000	A-1+	Series B 2.30% VRDO	13,100,000
28,500,000	A-1+	Series C 2.25% VRDO	28,500,000
		Utah State Board of Regents Student Loan Revenue
		AMBAC-Insured:
4,300,000	A-1+	Series C 2.28% VRDO AMT	4,300,000
15,000,000	A-1+	Series L 2.28% VRDO AMT	15,000,000

			190,130,000

Virginia — 0.7%
400,000	Aa2 *	Alexandria VA IDA IDR Global Printing Inc. Project
		2.39% VRDO AMT	400,000
15,000,000	VMIG 1 *	Arlington County VA MFH Woodbury Park Project
		FHLMC 2.30% VRDO	15,000,000
3,400,000	A-1+	Chesapeake VA Hospital Authority Chesapeake General
		Hospital Series A 2.29% VRDO	3,400,000
3,000,000	A-1+	King George County VA Garnet of VA Inc. Project
		2.35% VRDO AMT	3,000,000
1,800,000	Aa2 *	Mecklenburg VA IDA Glaize & Brothers LLC
		2.39% VRDO AMT	1,800,000
3,000,000	VMIG 1 *	Norfolk VA Redevelopment & Housing Authority Old
		Dominion University Project 2.30% VRDO	3,000,000
6,800,000	VMIG 1 *	Richmond VA IDA Richmond SPCA Project 2.29% VRDO	6,800,000
3,300,000	NR†	Rockbridge County VA IDA Des Champs Project
		2.35% VRDO AMT	3,300,000
3,065,000	VMIG 1 *	University of Virginia University Revenue Series 856 PART
		2.32% VRDO	3,065,000
4,400,000	VMIG 1 *	Virginia Beach VA Development Authority IMS Gear Project
		2.34% VRDO AMT	4,400,000
2,400,000	A-1+	Virginia Port Authority Series SGA-111 MBIA-Insured PART
		2.35% VRDO	2,400,000
2,480,000	Aa2 *	Virginia Small Business Finance Authority Ennstone Inc.
		Project 2.34% VRDO AMT	2,480,000

			49,045,000

Washington — 1.6%
3,095,000	A-1+	Everett WA IDC Elizabeth A. Lynn Trust Project
		2.35% VRDO AMT	3,095,000
		King County WA Housing Authority:
6,700,000	F-1+‡	Landmark Apartments Project 2.30% VRDO	6,700,000
5,680,000	A-1+	Overlake Project 2.35% VRDO AMT	5,680,000

See Notes to Financial Statements.

35 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Washington — 1.6% (continued)
$2,130,000	A-1+	Olympia WA EDA Spring Air Northwest Project
		2.35% VRDO AMT	$2,130,000
12,500,000	A-1+	Seattle Light & Power Series 1990 1.88% due 4/6/05 TECP	12,500,000
5,500,000	A-1+	Washington State EDFA Solid Waste Disposal Waste
		Management Series C 2.37% VRDO AMT	5,500,000
		Washington State GO:
14,265,000	A-1	MSTC Series 2001-149 FGIC-Insured PART
		2.30% VRDO (b)	14,265,000
14,155,000	VMIG 1 *	Munitop Series 2001-6 MBIA-Insured PART
		2.33% VRDO (b)	14,155,000
15,000,000	VMIG 1 *	Washington State Health Care Facilities National Healthcare
		Research & Education 2.30% VRDO	15,000,000
2,600,000	A-1+	Washington State HFA MFH Heatherwood Apartments
		Project Series A 2.27% VRDO AMT	2,600,000
		Washington State HFC MFH:
5,165,000	VMIG 1 *	Olympic Heights Apartments FNMA 2.30% VRDO	5,165,000
2,880,000	VMIG 1 *	Valley View Apartments Project 2.30% VRDO	2,880,000
7,500,000	VMIG 1 *	Vintage Mountain Vernon Project Series A
		2.35% VRDO AMT	7,500,000
3,900,000	VMIG 1 *	Washington State HFC Nonprofit Housing Greater Seattle
		2.30% VRDO	3,900,000
		Washington State MFH:
1,000,000	A-1+	Mill Pointe Apartments Project Series A 2.27% VRDO	1,000,000
3,000,000	A-1+	Springfield Meadows Apartments Project Series A
		2.34% VRDO	3,000,000
3,550,000	A-1+	Summer Ridge Apartments Project Series A
		2.27% VRDO AMT	3,550,000
		Yakima County WA Public Corp.:
4,300,000	P-1 *	Can-Am Milwork Ltd. Project 2.40% VRDO AMT	4,300,000
2,000,000	NR†	Longview Fibre Co. Project 2.45% VRDO AMT	2,000,000

			114,920,000

West Virginia — 0.0%
1,100,000	A-1+	Marion County WV Solid Waste Disposal Facilities
		Granttown Project Series D 2.30% VRDO AMT	1,100,000
1,730,000	NR†	Putnam County WV Solid Waste Disposal FMC Corp.
		2.44% VRDO AMT	1,730,000

			2,830,000

Wisconsin — 1.8%
6,300,000	A-1+	Milwaukee County WI Revenue Public Museum
		2.30% VRDO	6,300,000
6,100,000	A-1+	Oneida Tribe of Indians HFA 2.30% VRDO	6,100,000
9,700,000	A-1+	University of Wisconsin Hospitals & Clinics Authority
		Revenue MBIA-Insured 2.25% VRDO	9,700,000

See Notes to Financial Statements.

36 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

FACE AMOUNT	RATING(a) SECURITY		VALUE

Wisconsin — 1.8% (continued)
		Wisconsin Center District Tax Revenue:
$14,455,000	AAA	MSTC Series 1999-70 FSA-Insured PART 2.30% VRDO (b)	$14,455,000
7,000,000	VMIG 1 *	Series A 2.25% VRDO	7,000,000
		Wisconsin Housing & EDA Home Ownership AMT:
4,745,000	A-1+	Series B 2.28% VRDO	4,745,000
9,175,000	A-1+	Series C FHLB 2.25% VRDO	9,175,000
8,000,000	A-1+	Series E FHLB 2.28% VRDO	8,000,000
6,355,000	A-1+	Series I FSA-Insured 2.28% VRDO	6,355,000
		Wisconsin School Districts Cash Flow Management
		Program COP:
7,025,000	NR†	Series A-1 3.00% due 9/20/05	7,067,954
7,600,000	NR†	Series A-2 3.00% due 9/20/05	7,646,470
		Wisconsin State GO:
7,455,000	A-1	Series 1997-A 2.05% due 6/6/05 TECP	7,455,000
13,000,000	A-1+	Series B 2.10% due 4/20/05 TECP	13,000,000
9,200,000	A-1+	Wisconsin HEFA Wheaton Franciscan Services 2.30% VRDO	9,200,000
12,400,000	VMIG 1 *	Wisconsin State Health Alexian Brothers Series 1988-A
		2.11% due 7/11/05 TECP	12,400,000

			128,599,424

Wyoming — 0.1%
4,800,000	A-1+	Carbon County WY PCR BP Amoco Project
		1.80% due 5/1/05	4,800,000

		TOTAL INVESTMENTS — 99.2%
		(Cost — $7,027,005,372 ** )	7,027,005,372
		Other Assets in Excess of Liabilities — 0.8%	53,198,523

		TOTAL NET ASSETS — 100.0%	$7,080,203,895

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those identified by an asterisk (*) or a double dagger (‡), which are rated by Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”), respectively.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
†	Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 39 through 41 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

37 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Schedule of Investments (continued)	March 31, 2005

Summary of Investments by Industry ***

General Obligation	23.1%
Education	14.0
Hospitals	11.0
Transportation	6.6
Finance	6.0
Utilities	5.8
Industrial Development	5.4
Housing: Multi-Family	4.6
Water & Sewer	4.5
Other	19.0

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2005 and are subject to change.

See Notes to Financial Statements.

38 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds that are rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds that are rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
Bonds that are rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Bonds that are rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”)  — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—
Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—
Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Ratings (“Fitch”) — Rating “AAA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AAA	—
Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

39 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—
Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	—	Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—
Fitch’s highest commercial paper rating indicating that the degree of safety regarding timely payment is either exceptional or very strong; those issues determined to possess exceptional safety characteristics are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
40 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area	IDA	—	Industrial Development
		Governments			Authority
AIG	—	American International Guaranty	IDB	—	Industrial Development Board
AMBAC	—	Ambac Assurance Corporation	IDC	—	Industrial Development
AMT	—	Alternative Minimum Tax			Corporation
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BIG	—	Bond Investors Guaranty	IFA	—	Industrial Finance Agency
CDA	—	Community Development	IFC	—	Industrial Facilities Corporation
		Authority	IHC	—	Intermountain Healthcare
CGIC	—	Capital Guaranty Insurance	INFLOS	—	Inverse Floaters
		Company	ISD	—	Independent School District
CHFCLI	—	California Health Facility	LOC	—	Letter of Credit
		Construction Loan Insurance	MBIA	—	Municipal Bond Investors
CONNIE	—	College Construction Loan			Assurance Corporation
LEE		Insurance Corporation	MERLOT	—	Municipal Exempt Receipts
COP	—	Certificate of Participation			Liquidity Optional Tender
DFA	—	Development Finance Authority	MFA	—	Mortgage Finance Agency
EDA	—	Economic Development	MFH	—	Multi-Family Housing
		Authority	MSTC	—	Municipal Securities Trust
EDC	—	Economic Development			Certificates
		Corporation	MVRICS	—	Municipal Variable Rate Inverse
EDFA	—	Economic Development			Coupon Security
		Financial Authority	PART	—	Partnership Structure
EDR	—	Economic Development	PBA	—	Public Building Authority
		Revenue	PCFA	—	Pollution Control Finance
EFA	—	Educational Facilities Authority			Authority
EMCP	—	Extendable Municipal	PCR	—	Pollution Control Revenue
		Commercial Paper	PFA	—	Public Facilities Authority
ETM	—	Escrowed to Maturity	PSFG	—	Permanent School Fund
FGIC	—	Financial Guaranty Insurance			Guaranty
		Company	Q-SBLF	—	Qualified-School Bond Loan
FHA	—	Federal Housing Administration			Fund
FHLB	—	Federal Home Loan Bank	Radian	—	Radian Asset Assurance
FHLMC	—	Federal Home Loan Mortgage	RAN	—	Revenue Anticipation Notes
		Corp.	RAW	—	Revenue Anticipation Warrants
FLAIRS	—	Floating Adjustable Interest Rate	RIBS	—	Residual Interest Bonds
		Securities	RITES	—	Residual Interest Tax-Exempt
FNMA	—	Federal National Mortgage			Security
		Association	SFH	—	Single-Family Housing
FRTC	—	Floating Rate Trust Certificates	SFM	—	Single-Family Mortgage
FSA	—	Financial Security Assurance	SLMA	—	Student Loan Marketing
GAN	—	Grant Anticipation Note			Association
GDA	—	Government Development	SPA	—	Standby Bond Purchase
		Authority			Agreement
GEMICO	—	General Electric Mortgage	SYCC	—	Structured Yield Curve Certificate
		Insurance Company	TAN	—	Tax Anticipation Notes
GIC	—	Guaranteed Investment Contract	TCRS	—	Transferable Custodial Receipts
GNMA	—	Government National Mortgage	TECP	—	Tax Exempt Commercial Paper
		Association	TFA	—	Transitional Finance Authority
GO	—	General Obligation	TOB	—	Tender Option Bonds
HDA	—	Housing Development Authority	TRAN	—	Tax & Revenue Anticipation
HDC	—	Housing Development			Notes
		Corporation	VA	—	Veterans Administration
HEFA	—	Health and Educational Facilities	VRDD	—	Variable Rate Daily Demand
		Authority	VRDO	—	Variable Rate Demand
HFA	—	Housing Finance Authority			Obligation
HFC	—	Housing Finance Corporation	VRWE	—	Variable Rate Wednesday
IBC	—	Insured Bond Certificates			Demand
			XLCA	—	XL Capital Assurance

*	Abbreviations may or may not appear in the schedule of investments.
41 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Statement of Assets and Liabilities	March 31, 2005

ASSETS:
Investments, at amortized cost	$7,027,005,372
Cash	69,970
Receivable for securities sold	121,980,741
Receivable for Fund shares sold	107,276,458
Interest receivable	29,127,770
Prepaid expenses	301,247
Other assets	105,911

Total Assets	7,285,867,469

LIABILITIES:
Payable for Fund shares reacquired	151,621,465
Payable for securities purchased	45,455,296
Dividends payable	5,190,713
Management fee payable	2,642,109
Distribution plan fees payable	219,157
Transfer agency service fees payable	204,462
Directors’ fees payable	190,187
Accrued expenses	140,185

Total Liabilities	205,663,574

Total Net Assets	$7,080,203,895

NET ASSETS:
Par value of capital shares (Note 5)	$70,797,457
Capital paid in excess of par value	7,009,297,505
Undistributed net investment income	144,437
Accumulated net realized loss from investments	(35,504)

Total Net Assets	$7,080,203,895

Shares Outstanding:
Class A	7,079,745,686

Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.
42 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Statement of Operations	For the Year Ended March 31, 2005

INVESTMENT INCOME:
Interest	$103,627,713

EXPENSES:
Management fee (Note 2)	30,504,849
Distribution plan fees (Notes 2 and 3)	7,126,210
Transfer agency service fees (Notes 2 and 3)	1,814,410
Custody	340,414
Shareholder communications (Note 3)	188,747
Registration fees	99,847
Audit and legal	83,134
Directors’ fees	65,847
Other	76,272

Total Expenses	40,299,730
Less: Management fee waiver (Notes 2 and 7)	(609,273)

Net Expenses	39,690,457

Net Investment Income	63,937,256

Net Realized Gain on Investments	22,261

Increase in Net Assets From Operations	$63,959,517

See Notes to Financial Statements.
43 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Statements of Changes in Net Assets	For the Years Ended March 31,

	2005	2004

OPERATIONS:
Net investment income	$63,937,256	$36,224,752
Net realized gain	22,261	128,311

Increase in Net Assets From Operations	63,959,517	36,353,063

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 1 AND 4):
Net investment income	(63,937,256)	(36,224,736)
Net realized gain	(122,263)	(63,819)

Decrease in Net Assets From
Distributions to Shareholders	(64,059,519)	(36,288,555)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	29,256,328,735	28,957,291,412
Net asset value of shares issued for
reinvestment of distributions	58,790,330	35,887,913
Cost of shares reacquired	(29,521,958,925)	(29,519,320,629)

Decrease in Net Assets From
Fund Share Transactions	(206,839,860)	(526,141,304)

Decrease in Net Assets	(206,939,862)	(526,076,796)
NET ASSETS:
Beginning of year	7,287,143,757	7,813,220,553

End of year *	$7,080,203,895	$7,287,143,757

* Includes undistributed net investment income of:	$144,437	$144,437

See Notes to Financial Statements.
44 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended March 31:

Class A Shares	2005		2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Income From Operations:
Net investment income	0.009		0.005	0.009	0.018	0.035
Net realized gain	0.000	*	0.000 *	—	—	—

Total Income From Operations	0.009		0.005	0.009	0.018	0.035

Less Distributions From:
Net investment income	(0.009)		(0.005)	(0.009)	(0.018)	(0.035)
Net realized gains	(0.000	)*	(0.000)*	—	—	—

Total Distributions	(0.009)		(0.005)	(0.009)	(0.018)	(0.035)

Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(1)	0.90%		0.48%	0.85%	1.84%	3.54%

Net Assets, End of Year (millions)	$7,080		$7,287	$7,813	$8,443	$8,452

Ratios to Average Net Assets:
Expenses(2)	0.56	%(3)	0.58%	0.60%	0.61%	0.62%
Net investment income	0.90		0.47	0.84	1.82	3.46

(1)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
(3)	The investment manager voluntarily waived a portion of its fees for the year ended March 31, 2005. If such fees were not voluntarily waived, the actual expense ratio would have been 0.57%.
*	Amount represents less than $0.001.

See Notes to Financial Statements.
45 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(d) Distributions to Shareholders. Distributions on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipals securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least

46 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year the following reclassifications have been made:

Accumulated Net Realized Loss	Paid-in Capital

$6	$(6)

These reclassifications are primarily due to a taxable overdistribution.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFMa management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% of the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

During the year ended March 31, 2005, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%. This expense limitation can be terminated at any time by SBFM. During the year ended March 31, 2005, SBFM waived a portion of the Fund’s management fee of $609,273.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2005, the Fund paid transfer agent fees of $1,326,222 to CTB.

47 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the Fund’s average daily net assets of that class. For the year ended March 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

Class A

Rule 12b-1 Distribution Plan Fees	$7,126,210

For the year ended March 31, 2005, total Transfer Agency Service expenses were as follows:

Class A

Transfer Agency Service Expenses	$1,814,410

For the year ended March 31, 2005, total Shareholder Communication expenses were as follows:

Class A

Shareholder Communication Expenses	$188,747

4. Distributions Paid to Shareholders by Class

	Year Ended March 31, 2005	Year Ended March 31, 2004

Class A
Net investment income	$63,937,235	$36,224,716
Net realized gains	122,263	63,819

Total	$64,059,498	$36,288,535

Class Y*
Net investment income	$21	$20
Net realized gains	—	0	**

Total	$21	$20

*	As of December 23, 2004, Class Y shares were fully redeemed.
**	Amount represents less than $1.
48 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

5. Capital Shares

At March 31, 2005, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

	Year Ended March 31, 2005	Year Ended March 31, 2004

Class A
Shares sold	29,256,328,735	28,957,291,412
Shares issued on reinvestment	58,790,309	35,887,893
Shares reacquired	(29,521,955,564)	(29,519,320,629)

Net Decrease	(206,836,520)	(526,141,324)

Class Y *
Shares issued on reinvestment	21	20
Shares reacquired	(3,361)	—

Net Increase (Decrease)	(3,340)	20

* As of December 23, 2004, Class Y shares were fully redeemed.

6. Income Tax Information and Distributions to Shareholders Subsequent to the fiscal year end, the Fund has made the following distributions:

Declaration Date	Record Date	Payable Date	Class A

Daily	Daily	April 8, 2005	$0.001160875
Daily	Daily	May 13, 2005	$0.001953116

The tax character of distributions paid during the year ended March 31, was as follows:

	2005	2004

Distributions paid from:
Tax-exempt income	$63,937,256	$36,224,736
Long-term capital gains	122,263	63,819

Total Distributions Paid	$64,059,519	$36,288,555

As of March 31, 2005, there were no significant differences between the book and tax components of assets.
49 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

7. Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily

50 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1

51 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Notes to Financial Statements (continued)

fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

52 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. (“Fund”) as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 27, 2005

53 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Smith Barney Municipal Money Market Fund, Inc. (“Fund”) are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and Officers is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or sub-transfer agent (PFPC Inc. at 1-800-451-2010).

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Non-Interested Directors:
Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927	Director	Since 1999	Retired; Former Director of Signet Group PLC	27	None

Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Director	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	None

Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Director	Since 1985	Retired	18	None

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Director	Since 1999	Retired; Former Head of the New Atlantic Jewish Community High School	27	None

Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Birth Year: 1931	Director	Since 1994	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Director	Since 1982	Investment Counselor	27	None

John P. Toolan 13 Chadwell Place Morristown, NJ 07960 Birth Year: 1930	Director	Since 1992	Retired	27	John Hancock Funds
54 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Interested Trustees:
R. Jay Gerken ** Citigroup Asset Management (“ CAM ”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Officers:
Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM ; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A
55 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Robert J. Brault CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management and Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)	N/A	N/A

Julie P. Callahan, CFA CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of CAM ; Investment Officer of SBFM	N/A	N/A

Joseph P. Deane CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Vice President and Investment Officer	Since 1999	Managing Director of CAM ; Investment Officer of SBFM	N/A	N/A
56 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti- Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Chief Compliance Officer, SBFM, CFM and TIA	N/A	N/A

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Director and Officer serves until his or her successors has been duly elected and qualified
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates
57 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

Important Tax Information (unaudited)

Record Date:	12/28/2004
Payable Date:	12/31/2004

Long-Term Capital Gain Dividend	$0.000017502

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2005, qualify as tax-exempt interest dividends for federal income tax purposes.

Please retain this information for your records.

58 Smith Barney Municipal Money Market Fund, Inc. | 2005 Annual Report

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SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.

DIRECTORS
Lee Abraham
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Robert J. Brault
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

OFFICERS (continued)
Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT
MANAGER
Smith Barney Fund
  Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank and
  Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Municipal Money Market Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how

This report is submitted for the general
information of the shareholders of Smith
Barney Municipal Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com. and (3) on the SEC’s website at www.sec.gov	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD02396 5/05 05-8535

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Jane F. Dasher, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee’s financial expert. Ms. Dasher is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	Principal accountant fees and services.

(a)	Audit Fees for the Smith Barney Municipal Money Market Fund, Inc. were $38,000 and $38,000 for the years ended 3/31/05 and 3/31/04.

(b)	Audit-Related Fees for the Smith Barney Municipal Money Market Fund, Inc. were $0 and $0 for the years ended 3/31/05 and 3/31/04.

(c)	Tax Fees for Smith Barney Municipal Money Market Fund, Inc. were $4,400 and $2,100 for the years ended 3/31/05 and 3/31/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Municipal Money Market Fund, Inc..

(d)	All Other Fees for Smith Barney Municipal Money Market Fund, Inc. were $0 and $0 for the years ended 3/31/05 and 3/31/04.

(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Municipal Money Market Fund, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; Tax Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04; and Other Fees were 100% and 100% for the years ended 3/31/05 and 3/31/04.

(f)	N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Smith Barney Municipal Money Market Fund, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Municipal Money Market Fund, Inc.. Fees billed to and paid by Citigroup Global Markets Inc. related to transfer agent matter as fully described in the notes to the financial statements titled “Additional Information” were $75,000 and $0 for the years ended 3/31/05 and 3/31/04.

(h)	Yes. The Smith Barney Municipal Money Market Fund, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Municipal Money Market Fund, Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	June 10, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	June 10, 2005

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	June 10, 2005